UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:   September 30, 2007
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                                                  hours per response... 19.4


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

               BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Investment Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  March 31, 2005
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Report to Stockholders

          Pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") attached if the Baron Investment Funds Trust Semi-Annual Report for the period ended March 30, 2005.

[Registered Logo]
  B A R O N
  F U N D S (r)


 BARON  FUNDS


STATEMENT OF NET ASSETS.......................................................3

STATEMENTS OF ASSETS
  AND LIABILITIES............................................................14

STATEMENTS OF
  OPERATIONS.................................................................15

STATEMENTS OF CHANGES
  IN NET ASSETS..............................................................16

NOTES TO FINANCIAL
  STATEMENTS.................................................................17





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com



SEMI-ANNUAL FINANCIAL REPORT                                     MARCH 31, 2005

DEAR BARON FUNDS
SHAREHOLDER:

Attached you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund for the six months ended March 31, 2005. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,



/s/ Ronald Baron

Ronald Baron
CEO and Chief Investment Officer
May 25, 2005



/s/ Peggy Wong

Peggy Wong
Treasurer and CFO
May 25, 2005




A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Funds' most current proxy voting record, Form N-PX, is also available on the Funds' website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330.

---------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

BARON FUNDS
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on October 1, 2004 and held for six months ended March 31, 2005.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN*

                                                    BEGINNING           ENDING       ANNUALIZED     EXPENSES
                                  ACTUAL TOTAL    ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE     PAID DURING
                                     RETURN      OCTOBER 1, 2004    MARCH 31, 2005     RATIOS      THE PERIOD#
                                  ------------   ---------------    --------------   ----------    -----------
BARON ASSET FUND                     15.64%           $1,000            $1,156          1.34%         $7.20
BARON GROWTH FUND                    16.93%            1,000             1,169          1.32%          7.14
BARON SMALL CAP FUND                 18.74%            1,000             1,187          1.34%          7.31
BARON iOPPORTUNITY FUND               6.86%            1,000             1,069          1.50%          7.74
BARON FIFTH AVENUE GROWTH FUND        5.66%            1,000             1,057          1.40%          7.18

---------------
* For the six months ended March 31, 2005. Assumes all reinvestment of dividends and capital gain distributions, if any.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN*

                                  HYPOTHETICAL      BEGINNING           ENDING       ANNUALIZED     EXPENSES
                                   ANNUALIZED     ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE     PAID DURING
                                  TOTAL RETURN   OCTOBER 1, 2004    MARCH 31, 2005     RATIOS      THE PERIOD#
                                  ------------   ---------------    --------------   ----------    -----------
BARON ASSET FUND                     5.00%            $1,000            $1,018          1.34%         $6.74
BARON GROWTH FUND                    5.00%             1,000             1,018          1.32%          6.64
BARON SMALL CAP FUND                 5.00%             1,000             1,018          1.34%          6.74
BARON iOPPORTUNITY FUND              5.00%             1,000             1,018          1.50%          7.54
BARON FIFTH AVENUE GROWTH FUND       5.00%             1,000             1,018          1.40%          7.04

---------------
*   For the six months ended March 31, 2005.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

     Shares                                           Cost          Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.23%)
--------------------------------------------------------------------------------
              ADVERTISING SERVICES (0.44%)
    150,000   Getty Images, Inc.*                 $ 10,110,290  $ 10,666,500
              APPAREL (1.58%)
  1,000,000   Polo Ralph Lauren Corp., Cl A         19,737,919    38,800,000
              BUSINESS SERVICES (10.55%)
    525,000   Brown & Brown, Inc.                   21,083,031    24,197,250
  4,500,000   ChoicePoint, Inc.*#                   52,047,773   180,495,000
    800,000   Iron Mountain, Inc.*                  21,584,934    23,072,000
  1,150,000   Robert Half Intl., Inc.*               1,202,006    31,004,000
                                                  ------------  ------------
                                                    95,917,744   258,768,250
              CONSULTING (1.55%)
  1,000,000   Hewitt Associates, Inc.*              24,669,272    26,600,000
    140,000   Moody's Corp.                          7,256,123    11,320,400
                                                  ------------  ------------
                                                    31,925,395    37,920,400
              CONSUMER SERVICES (1.10%)
    150,000   H&R Block, Inc.                        6,283,167     7,587,000
    450,000   Weight Watchers Intl., Inc.*          12,953,988    19,341,000
                                                  ------------  ------------
                                                    19,237,155    26,928,000
              EDUCATION (6.40%)
  1,450,000   Apollo Group, Inc., Cl A*             14,614,607   107,387,000
  1,000,000   DeVry, Inc.*                           2,392,707    18,920,000
  1,100,000   Education Mgmt. Corp.*                 6,886,520    30,745,000
                                                  ------------  ------------
                                                    23,893,834   157,052,000
              ENERGY SERVICES (7.06%)
    150,000   Arch Coal, Inc.                        7,043,606     6,451,500
    350,000   Premcor, Inc.*                        12,116,414    20,888,000
    500,000   SEACOR Holdings, Inc.*                14,322,278    31,875,000
    175,000   Ultra Petroleum Corp.*                 8,706,288     8,890,000
  3,200,000   XTO Energy, Inc.                      27,970,775   105,088,000
                                                  ------------  ------------
                                                    70,159,361   173,192,500
              FINANCIAL SERVICES - ASSET
                MANAGEMENT (1.35%)
    650,000   Eaton Vance Corp.                     12,749,664    15,236,000
    300,000   T. Rowe Price Group, Inc.             15,822,959    17,814,000
                                                  ------------  ------------
                                                    28,572,623    33,050,000
              FINANCIAL SERVICES - BANKING (1.32%)
  1,000,000   Commerce Bancorp, Inc.                25,233,129    32,470,000
              FINANCIAL SERVICES - BROKERAGE AND
                EXCHANGES (6.60%)
  9,400,000   Charles Schwab Corp.                  23,571,677    98,794,000
    325,000   Chicago Mercantile Exchange
              Holdings, Inc.                        24,532,405    63,059,750
                                                  ------------  ------------
                                                    48,104,082   161,853,750
              FINANCIAL SERVICES -
                INSURANCE (4.05%)
  1,000,000   Arch Capital Group, Ltd.*             33,841,383    40,040,000
    675,000   Assurant, Inc.                        21,746,938    22,747,500
  1,350,000   Axis Capital Holdings, Ltd.           34,853,219    36,504,000
                                                  ------------  ------------
                                                    90,441,540    99,291,500
              FINANCIAL SERVICES -
                MISCELLANEOUS (1.83%)
    325,000   First Marblehead Corp.*               13,040,407    18,697,250
    125,000   The Student Loan Corp.                17,812,742    26,126,250
                                                  ------------  ------------
                                                    30,853,149    44,823,500
              HEALTHCARE FACILITIES (3.25%)
    800,000   Community Health Systems, Inc.*       20,710,260    27,928,000
  1,425,000   Manor Care, Inc.                      30,442,203    51,813,000
                                                  ------------  ------------
                                                    51,152,463    79,741,000

     Shares                                           Cost         Value
---------------------------------------------------------------------------
              HEALTHCARE PRODUCTS (3.75%)
    540,000   DENTSPLY International, Inc.       $ 23,319,203  $ 29,381,400
    800,000   Henry Schein, Inc.*                  22,796,151    28,672,000
    250,000   The Cooper Companies, Inc.           17,847,205    18,225,000
    200,000   Zimmer Holdings, Inc.*                6,087,903    15,562,000
                                                 ------------  ------------
                                                   70,050,462    91,840,400
              HEALTHCARE SERVICES (2.59%)
    400,000   Caremark Rx, Inc.*                    8,628,525    15,912,000
    500,000   Charles River Laboratories
              Intl., Inc.*                         14,951,698    23,520,000
    425,000   Fisher Scientific Intl., Inc.*       24,522,276    24,191,000
                                                 ------------  ------------
                                                   48,102,499    63,623,000
              HEALTHCARE SERVICES -
                INSURANCE (3.07%)
    600,000   WellPoint, Inc.*                     33,488,049    75,210,000
              HOME BUILDING (3.98%)
     64,000   NVR, Inc.*                           22,534,495    50,240,000
    600,000   Toll Brothers, Inc.*                 24,270,884    47,310,000
                                                 ------------  ------------
                                                   46,805,379    97,550,000
              HOTELS AND LODGING (2.67%)
    600,000   Choice Hotels Intl., Inc.             6,079,268    37,170,000
    400,000   Four Seasons Hotels, Inc.            10,216,158    28,280,000
                                                 ------------  ------------
                                                   16,295,426    65,450,000
              INFORMATION SERVICES (0.35%)
    200,000   NAVTEQ Corp.*                         5,931,687     8,670,000
              MEDIA (2.18%)
    480,000   Cox Radio, Inc., Cl A*                2,930,292     8,068,800
    260,000   Radio One, Inc., Cl A*                2,068,065     3,816,800
    500,000   Radio One, Inc., Cl D*                3,360,585     7,375,000
  1,000,000   Saga Comm., Inc., Cl A*               4,282,731    16,100,000
    350,000   Univision Comm., Inc., Cl A*          3,148,975     9,691,500
    270,000   XM Satellite Radio Holdings,
                Inc., Cl A*                         6,612,635     8,505,000
                                                 ------------  ------------
                                                   22,403,283    53,557,100
              REAL ESTATE SERVICES (3.85%)
    314,000   Alexander's, Inc.*#                  20,453,936    75,831,000
    375,000   CB Richard Ellis Group, Inc.*        13,013,843    13,121,250
    141,844   Corrections Corp. of America*             1,418     5,475,178
                                                 ------------  ------------
                                                   33,469,197    94,427,428
              RECREATION AND RESORTS (14.64%)
  2,400,000   Kerzner Intl., Ltd.*#                77,808,281   146,952,000
  3,000,000   Vail Resorts, Inc.*#                 61,273,805    75,750,000
    625,000   Wynn Resorts, Ltd.*                   8,107,336    42,337,500
  1,459,408   Wynn Resorts, Ltd.*@                 30,030,772    93,917,283
                                                 ------------  ------------
                                                  177,220,194   358,956,783
              RESTAURANTS (1.08%)
    750,000   The Cheesecake Factory, Inc.*        15,604,748    26,587,500
              RETAIL - CONSUMER STAPLES (2.00%)
    480,000   Whole Foods Market, Inc.             23,163,847    49,022,400
              RETAIL - SPECIALTY STORES (4.34%)
    525,000   CarMax, Inc.*                        13,837,498    16,537,500
  1,450,000   Dollar Tree Stores, Inc.*             9,619,567    41,658,500
    800,000   Ethan Allen Interiors, Inc.          22,610,641    25,600,000
    125,000   O'Reilly Automotive, Inc.*            6,204,753     6,191,250
    475,000   Tiffany & Co.                        14,847,794    16,397,000
                                                 ------------  ------------
                                                   67,120,253   106,384,250

                       See Notes to Financial Statements.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

   Shares                                           Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
             TRANSPORTATION (2.50%)
  750,000    C. H. Robinson Worldwide, Inc.   $   27,854,391 $   38,647,500
  425,000    Expeditors International of
              Washington, Inc.                    20,716,446     22,758,750
                                              -------------- --------------
                                                  48,570,837     61,406,250
             UTILITY SERVICES (2.15%)
2,100,000    Southern Union Co.*                  27,564,041     52,731,000
                                              -------------- --------------
TOTAL COMMON STOCKS                            1,181,128,586  2,359,973,511
                                              -------------- --------------
---------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.39%)
---------------------------------------------------------------------------
             EDUCATION (0.02%)
  105,264    Apollo International, Inc. S-A
              CV Pfd.*@#                           2,000,016        400,000
             HEALTHCARE SERVICES (0.37%)
    5,753    Somerford Corp. S-A Conv. Pfd.*@      9,000,000      8,999,993
                                              -------------- --------------
TOTAL CONVERTIBLE PREFERRED STOCKS                11,000,016      9,399,993
                                              -------------- --------------
---------------------------------------------------------------------------
WARRANTS (0.07%)
---------------------------------------------------------------------------
             REAL ESTATE SERVICES
   70,922    Corrections Corporation of
              America Warrants Exp
              09/29/2005*@                                 0      1,737,589
                                              -------------- --------------

Principal Amount                                   Cost           Value
---------------------------------------------------------------------------
CORPORATE BONDS (0.12%)
---------------------------------------------------------------------------
              HEALTHCARE SERVICES
$ 3,000,000   Somerford Corp. 8.50%
                Sub. Conv. Deb.
                due 04/23/2006@              $    3,000,000  $    3,000,000
                                             --------------  --------------
---------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (3.88%)
---------------------------------------------------------------------------
 21,023,400    AIG Funding, Inc. 2.70%
                due 04/07/2005                   21,023,400      21,023,400
 35,060,000    Exxon Investment Corp. 2.68%
                due 04/01/2005                   35,060,000      35,060,000
 38,976,600    Chevron Texaco Corp. 2.70%
                due 04/07/2005                   38,976,600      38,976,600
                                             --------------  --------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                     95,060,000      95,060,000
                                             --------------  --------------
TOTAL INVESTMENTS (100.69%)                  $1,290,188,602   2,469,171,093
                                             ==============
LIABILITIES LESS CASH AND
 OTHER ASSETS  (-0.69%)                                         (16,844,544)
                                                             --------------
NET ASSETS (EQUIVALENT TO $52.20 PER
 SHARE BASED ON 46,974,954 SHARES
 OUTSTANDING)                                                $2,452,326,549
                                                             ==============

---------------
%   Represents percentage of net assets
@   See Note 6 regarding restricted securities.
#   See Note 8 regarding "affiliated issuers".
*   Non-income producing securities

--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
BARON ASSET FUND                                                         ASSETS
--------------------------------------------------------------------------------
ChoicePoint, Inc.                                                          7.3%
Kerzner Intl., Ltd.                                                        6.0%
Wynn Resorts, Ltd.                                                         5.5%
Apollo Group, Inc., Cl A                                                   4.4%
XTO Energy, Inc.                                                           4.3%
Charles Schwab Corp.                                                       4.0%
Alexander's, Inc.                                                          3.1%
Vail Resorts, Inc.                                                         3.1%
WellPoint, Inc.                                                            3.1%
Chicago Mercantile Exchange Holdings, Inc.                                 2.6%
                                                                          -----
                                                                          43.4%
                                                                          =====

                            TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2005
                        (AS A PERCENTAGE OF NET ASSETS)


                              [PIE CHART GRAPHIC]


                                                               Financial
                                                               Services -
Cash and                                                       Brokerage                         Retail -      Financial
  Cash           Recreation       Business       Energy           and                           Specialty      Services -
Equivalents      and Resorts      Services      Services       Exchanges         Education       Stores        Insurance
3.19%              14.64%          10.55%         7.06%           6.60%            6.42%          4.34%          4.05%


  Home         Real Estate     Healthcare
Building         Services       Products   Other
  3.98%           3.92%           3.75%    31.50%


                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

     Shares                                           Cost          Value
--------------------------------------------------------------------------------
COMMON STOCKS (87.25%)
--------------------------------------------------------------------------------
              ADVERTISING SERVICES (0.85%)
    350,000   Getty Images, Inc.*                 $  7,538,649  $ 24,888,500
    500,000   Harte-Hanks, Inc.                      9,358,388    13,780,000
                                                  ------------  ------------
                                                    16,897,037    38,668,500
              APPAREL (1.27%)
  1,450,000   Carter's, Inc.*#                      39,178,712    57,637,500
              BUILDING MACHINERY (0.38%)
    400,000   Tractor Supply Co.*                   14,319,999    17,460,000
              BUSINESS SERVICES (2.66%)
    300,000   Brown & Brown, Inc.                    9,830,329    13,827,000
  1,600,000   ChoicePoint, Inc.*                    35,852,211    64,176,000
    600,000   Equinix, Inc.*                        17,862,441    25,404,000
    925,000   Gevity HR, Inc.                       18,795,390    17,686,000
                                                  ------------  ------------
                                                    82,340,371   121,093,000
              CHEMICAL (1.05%)
  1,250,000   Senomyx, Inc.*                        11,809,472    14,887,500
  1,500,000   Symyx Technologies, Inc.*             23,175,012    33,075,000
                                                  ------------  ------------
                                                    34,984,484    47,962,500
              COMMUNICATIONS (1.80%)
  2,400,000   American Tower Corp., Cl A*            8,847,010    43,752,000
    420,000   Arbinet-thexchange, Inc.*              9,800,738     8,001,000
    800,000   Crown Castle Intl. Corp.*              3,043,909    12,848,000
  1,872,500   SBA Communications Corp.*              7,261,559    17,152,100
                                                  ------------  ------------
                                                    28,953,216    81,753,100
              CONSULTING (1.03%)
  1,320,000   Hewitt Associates, Inc.*              32,467,626    35,112,000
    600,000   LECG Corp.*                           12,477,679    11,760,000
                                                  ------------  ------------
                                                    44,945,305    46,872,000
              EDUCATION (5.34%)
  3,700,000   DeVry, Inc.*#                         62,024,338    70,004,000
  1,850,000   Education Mgmt. Corp.*                40,360,277    51,707,500
    700,000   Strayer Education, Inc.               57,859,739    79,324,000
  1,150,000   Universal Technical Institute,
              Inc.*                                 31,350,206    42,320,000
                                                  ------------  ------------
                                                   191,594,560   243,355,500
              ENERGY SERVICES (5.80%)
  2,450,000   Encore Acquisition Co.*#              63,866,681   101,185,000
  1,100,000   FMC Technologies, Inc.*               25,188,996    36,498,000
  1,275,000   Premcor, Inc.*                        28,186,806    76,092,000
    440,000   SEACOR Holdings, Inc.*                17,768,097    28,050,000
    550,000   Whiting Petroleum Corp.*              16,362,699    22,429,000
                                                  ------------  ------------
                                                   151,373,279   264,254,000
              FINANCIAL SERVICES -
                ASSET MANAGEMENT (1.85%)
    350,000   BlackRock, Inc., Cl A                  7,036,572    26,225,500
  1,286,700   Cohen & Steers, Inc.                  18,734,071    21,230,550
    650,000   Eaton Vance Corp.                     11,290,146    15,236,000
    260,000   Gabelli Asset Mgmt., Inc., Cl A        3,811,537    11,609,000
    290,000   Nuveen Investments, Inc.               7,748,686     9,952,800
                                                  ------------  ------------
                                                    48,621,012    84,253,850
              FINANCIAL SERVICES - BANKING (4.26%)
    500,000   Boston Private Financial Hldgs.,
              Inc.                                  13,297,866    11,875,000
    500,000   Cathay General Bancorp                18,387,044    15,750,000
    750,000   Center Financial Corp.                16,698,702    13,222,500
    350,000   Central Pacific Financial Corp.       12,083,906    11,777,500
    400,000   East West Bancorp, Inc.               15,145,490    14,768,000
  1,200,000   First Republic Bank                   37,491,204    38,844,000
     23,152   Preferred Bank of Los Angeles            964,972       923,765
  2,000,000   Southwest Bancorp of Texas, Inc.      38,945,228    36,700,000
  1,250,000   UCBH Holdings, Inc.                   52,693,127    49,875,000
                                                  ------------  ------------
                                                   205,707,539   193,735,765

   Shares                                              Cost        Value
 ---------------------------------------------------------------------------
             FINANCIAL SERVICES - BROKERAGE &
               EXCHANGES (2.66%)
  125,000    Chicago Mercantile Exchange
              Holdings, Inc.                      $  5,661,910  $ 24,253,750
  825,000    International Securities Exchange,
             Inc.*                                  22,915,370    21,450,000
2,000,000    Jefferies Group, Inc.                  57,267,481    75,360,000
                                                  ------------  ------------
                                                    85,844,761   121,063,750
             FINANCIAL SERVICES - INSURANCE
               (1.45%)
1,650,000    Arch Capital Group, Ltd.*              51,045,431    66,066,000
             FINANCIAL SERVICES - MISCELLANEOUS
               (2.79%)
1,000,000    CheckFree Corp.*                       18,042,917    40,760,000
1,500,000    First Marblehead Corp.*                44,501,122    86,295,000
                                                  ------------  ------------
                                                    62,544,039   127,055,000
             FOOD AND AGRICULTURE (0.78%)
  750,000    Ralcorp Hldgs., Inc.*                  27,652,511    35,512,500
             GAMING SERVICES (0.33%)
  650,000    Scientific Games Corp.*                14,358,938    14,852,500
             GOVERNMENT SERVICES (1.00%)
1,150,000    Anteon Intl. Corp.*                    34,526,770    44,769,500
   30,000    Cogent, Inc.*                             809,525       755,400
                                                  ------------  ------------
                                                    35,336,295    45,524,900
             HEALTHCARE FACILITIES (4.23%)
2,200,000    Community Health Systems, Inc.*        55,160,342    76,802,000
1,800,000    Manor Care, Inc.                       33,815,991    65,448,000
1,100,000    United Surgical Partners Intl.,
             Inc.*                                  23,181,527    50,347,000
                                                  ------------  ------------
                                                   112,157,860   192,597,000
             HEALTHCARE PRODUCTS (2.62%)
1,250,000    DepoMed, Inc.*                          7,499,408     4,925,000
2,000,000    Edwards Lifesciences Cop.*             59,602,587    86,440,000
  400,000    INAMED Corp.*                          18,742,154    27,952,000
                                                  ------------  ------------
                                                    85,844,149   119,317,000
             HEALTHCARE SERVICES (3.64%)
1,703,200    Charles River Laboratories Intl.,
             Inc.*                                  52,306,788    80,118,528
  400,000    Gen-Probe, Inc.*                       17,563,773    17,824,000
  125,000    IDEXX Laboratories, Inc.*               7,086,452     6,770,000
  600,000    LabOne, Inc.*                          21,051,968    20,688,000
1,825,000    Odyssey Healthcare, Inc.*#             22,290,243    21,462,000
  700,000    PRA International*                     15,958,977    18,851,000
                                                  ------------  ------------
                                                   136,258,201   165,713,528
             HEALTHCARE SERVICES - INSURANCE (5.16%)
3,800,000    AMERIGROUP Corp.*#                     70,530,101   138,928,000
3,200,000    Centene Corp.*#                        30,065,539    95,968,000
                                                  ------------  ------------
                                                   100,595,640   234,896,000
             HOME BUILDING (1.52%)
  240,000    Beazer Homes USA, Inc.                  9,384,376    11,966,400
  150,000    Brookfield Homes Corp.                  1,213,560     6,331,500
1,000,000    Hovnanian Enterprises, Inc.*           27,153,147    51,000,000
                                                  ------------  ------------
                                                    37,751,083    69,297,900
             HOTELS AND LODGING (2.91%)
  800,000    Choice Hotels Intl., Inc.               9,354,700    49,560,000
1,175,000    Four Seasons Hotels, Inc.              35,010,721    83,072,500
                                                  ------------  ------------
                                                    44,365,421   132,632,500

                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

   Shares                                            Cost           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
             MEDIA (2.91%)
  410,000    Central European Media
              Enterprises, Ltd.*                 $ 19,140,473   $ 20,278,600
  725,000    Citadel Broadcasting Corp.*           12,964,827      9,954,250
1,050,000    Cumulus Media, Inc.*                  18,513,729     14,962,500
  500,000    Entravision Comm. Corp., Cl A*         2,952,986      4,435,000
1,300,000    Gray Television, Inc.                 10,939,970     18,811,000
2,000,000    LIN TV Corp., Cl A*                   43,977,344     33,860,000
  250,000    Radio One, Inc., Cl A*                 2,371,787      3,670,000
  980,000    Radio One, Inc., Cl D*                11,388,696     14,455,000
  750,000    Saga Comm., Inc., Cl A*                6,494,845     12,075,000
                                                  -----------    -----------
                                                  128,744,657    132,501,350
             MEDICAL EQUIPMENT (0.37%)
  375,000    Intuitive Surgical, Inc.*              5,930,135     17,051,250
             PRINTING AND PUBLISHING (0.62%)
  775,000    ProQuest Co.*                         22,688,213     28,016,250
             REAL ESTATE SERVICES (3.04%)
   75,000    Alexander's, Inc.*                     5,683,588     18,112,500
1,750,000    CB Richard Ellis Group, Inc.*         38,014,092     61,232,500
  899,600    CoStar Group, Inc.*                   38,457,938     33,150,260
2,400,000    Spirit Finance Corp.*                 28,029,246     26,064,000
                                                  -----------    -----------
                                                  110,184,864    138,559,260
             RECREATION AND RESORTS (10.36%)
  850,000    Ameristar Casinos, Inc.               33,163,732     46,478,000
  200,000    Boyd Gaming Corp.                      5,345,491     10,430,000
  525,000    Gaylord Entertainment Co.*            15,225,311     21,210,000
1,500,000    Isle of Capri Casinos, Inc.*#         31,924,387     39,810,000
1,800,000    Kerzner Intl., Ltd.*#                 49,095,087    110,214,000
1,700,000    Station Casinos, Inc.                 39,029,399    114,835,000
1,250,000    Vail Resorts, Inc.*                   21,897,070     31,562,500
  537,677    Wynn Resorts, Ltd. *@                 11,063,956     34,601,128
  925,000    Wynn Resorts, Ltd. *                  11,982,289     62,659,500
                                                  -----------    -----------
                                                  218,726,722    471,800,128
             RESTAURANTS (5.12%)
  850,000    California Pizza Kitchen, Inc.*       22,057,591     19,924,000
  750,000    Panera Bread Co., Cl A*               25,159,032     42,397,500
  450,000    Peet's Coffee & Tea, Inc.*             8,320,843     11,092,500
1,250,000    P.F. Chang's China Bistro, Inc.*      58,814,683     74,750,000
2,400,000    The Cheesecake Factory, Inc.*         51,421,500     85,080,000
                                                  -----------    -----------
                                                  165,773,649    233,244,000
             RETAIL - CONSUMER STAPLES (0.24%)
  465,251    Copart, Inc.*                         11,255,177     10,961,313
             RETAIL - SPECIALTY STORES (6.00%)
  875,000    Blue Nile, Inc.*                      26,058,719     24,193,750
2,000,000    Cabela's, Inc.*                       48,577,359     41,260,000
1,650,000    CarMax, Inc.*                         34,948,928     51,975,000
1,600,000    Dick's Sporting Goods, Inc.*          55,750,531     58,768,000
  350,000    Dollar Tree Stores, Inc.*              2,779,517     10,055,500
  550,000    Ethan Allen Interiors, Inc.           14,286,910     17,600,000
  900,000    PETCO Animal Supplies, Inc.*          17,449,210     33,129,000
1,775,000    Select Comfort Corp.*                 37,528,380     36,281,000
                                                  -----------    -----------
                                                  237,379,554    273,262,250
             SOFTWARE (0.56%)
  500,000    Kronos, Inc.*                          7,446,852     25,555,000
             TRANSPORTATION (1.79%)
1,242,500    Genesee & Wyoming, Inc.*              28,652,530     32,193,175
  500,000    JetBlue Airways Corp.*                11,429,926      9,520,000
  470,000    Landstar System, Inc.*                11,008,346     15,392,500
  350,000    UTI Worldwide, Inc.                   24,739,213     24,307,500
                                                  -----------    -----------
                                                   75,830,015     81,413,175

      Shares                                        Cost           Value
---------------------------------------------------------------------------
               UTILITY SERVICES (0.86%)
   1,549,999   Southern Union Co.*            $   19,474,294  $   38,920,475
                                              --------------  --------------
TOTAL COMMON STOCKS                            2,656,103,975   3,972,858,744
                                              --------------  --------------
----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.16%)
----------------------------------------------------------------------------
               PHARMACEUTICAL
     750,000   Reliant Pharmaceuticals LLC
                 Series D @                       15,000,000       7,500,000
                                              --------------  --------------

Principal Amount
-------------------------------------------------------------------------------
CORPORATE BONDS (1.76%)
-------------------------------------------------------------------------------
               RECREATION AND RESORTS
$ 26,000,000   Wynn Resorts 6.00%
                 Sub. Conv. Deb.
                 due 07/15/2015                   25,420,196     80,215,720
                                              --------------  --------------
-------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (11.04%)
-------------------------------------------------------------------------------
 120,307,455   American Express Corp. 2.60%
                 due 04/06/2005                  120,307,455    120,307,455
   2,502,978   Exxon Investment Corp. 2.68%
                 due 04/01/2005                    2,502,978      2,502,978
  14,992,183   Exxon Investment Corp. 2.60%
                 due 04/06/2005                   14,992,183     14,992,183
 124,934,861   General Electric Capital
               Corp. 2.60%
                 due 04/06/2005                  124,934,861    124,934,861
  39,997,022   UBS Financial 2.68%
                 due 04/01/2005                   39,997,022     39,997,022
 199,765,501   UBS Financial 2.60%
                 due 04/06/2005                  199,765,501    199,765,501
                                              --------------  --------------
TOTAL SHORT TERM MONEY MARKET
   INSTRUMENTS                                   502,500,000    502,500,000
                                              --------------  --------------
TOTAL INVESTMENTS (100.21%)                   $3,199,024,171  4,563,074,464
                                              ==============
LIABILITIES LESS
 CASH AND OTHER ASSETS (-0.21%)                                  (9,679,619)
                                                                -----------
NET ASSETS (EQUIVALENT TO $45.51 PER
 SHARE BASED ON 100,043,912 SHARES
 OUTSTANDING)
                                                             $4,553,394,845
                                                             ==============

---------------
%   Represents percentage of net assets
@   See Note 6 regarding restricted securities.
#   See Note 8 regarding "affiliated issuers".
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
BARON GROWTH FUND                                                        ASSETS
--------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                                         3.9%
AMERIGROUP Corp.                                                           3.1%
Station Casinos, Inc.                                                      2.5%
Kerzner Intl., Ltd.                                                        2.4%
Encore Acquisition Co.                                                     2.2%
Centene Corp.                                                              2.1%
Edwards Lifesciences Corp.                                                 1.9%
First Marblehead Corp.                                                     1.9%
The Cheesecake Factory, Inc.                                               1.9%
Four Seasons Hotel, Inc.                                                   1.8%
                                                                          -----
                                                                          23.7%
                                                                          =====

                            TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2005
                        (AS A PERCENTAGE OF NET ASSETS)


                               [PIE CHART GRAPHIC]

Cash and                           Retail -                                 Healthcare                     Financial
  Cash           Recreation       Specialty      Energy                     Services -                     Services     Healthcare
Equivalents      and Resorts       Stores       Services     Education      Insurance      Restaurants     -Banking     Facilities
10.83%              12.12%          6.00%         5.80%        5.34%          5.16%          5.12%           4.26%        4.23%


Healthcare  Real Estate
 Services    Services   Other
  3.64%        3.04%    34.46%

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

   Shares                                             Cost          Value
-----------------------------------------------------------------------------
COMMON STOCKS (86.30%)
-----------------------------------------------------------------------------
             ADVERTISING SERVICES (1.24%)
  550,000    R.H. Donnelley Corp.*               $  16,121,330 $  31,949,500
             APPAREL (0.93%)
  600,000    Carter's Inc.*                         19,221,373    23,850,000
             BUILDING MACHINERY (1.22%)
  716,406    Tractor Supply Co.*                    25,241,967    31,271,122
             BUILDING MATERIALS (2.91%)
  900,000    Eagle Materials, Inc., Cl B#           55,114,002    70,920,000
   45,600    Eagle Materials, Inc.#                  3,644,792     3,690,864
                                                 ------------- -------------
                                                    58,758,794    74,610,864
             BUSINESS SERVICES (4.75%)
  725,000    ChoicePoint, Inc.*                      6,949,762    29,079,750
1,800,000    DX Services PLC^                       11,518,326    13,129,200
  977,000    First Advantage Corp., Cl A*           18,923,274    20,517,000
  300,000    Imagistics Intl., Inc.*                10,352,391    10,479,000
1,111,100    Infocrossing, Inc.*                    10,597,825    17,599,824
  975,000    Iron Mountain, Inc.*                   10,010,523    28,119,000
  350,000    PeopleSupport, Inc.*                    3,135,423     3,080,000
                                                 ------------- -------------
                                                    71,487,524   122,003,774
             CHEMICAL (0.28%)
  500,000    Crompton Corp.                          7,507,818     7,300,000
             COMMUNICATIONS (7.93%)
5,550,000    Alamosa Hldgs., Inc.*                  32,186,799    64,768,500
3,350,000    American Tower Corp., Cl A*            19,090,630    61,070,500
1,500,000    SBA Communications Corp.*               6,109,973    13,740,000
4,250,000    UbiquiTel, Inc.*                       17,865,463    28,475,000
1,100,000    USA Mobility, Inc.*                    28,583,701    35,640,000
                                                 ------------- -------------
                                                   103,836,566   203,694,000
             CONSULTING (2.13%)
  275,000    Corporate Executive Board Co.*          4,596,432    17,586,250
  500,000    Gartner Group, Inc.*                    4,777,791     4,785,000
1,650,000    LECG Corp.*#                           32,939,131    32,340,000
                                                 ------------- -------------
                                                    42,313,354    54,711,250
             CONSUMER PRODUCTS (1.52%)
1,500,000    Digital Theater Systems, Inc.*#        32,173,107    27,165,000
  500,000    Dolby Laboratories, Inc.*              11,460,227    11,750,000
   19,428    EMAK Worldwide, Inc. *                    159,622       201,080
                                                 ------------- -------------
                                                    43,792,956    39,116,080
             EDUCATION (6.88%)
  500,000    Apollo Group, Inc., Cl A*               4,269,664    37,030,000
1,150,000    Career Education Corp.*                 2,558,022    39,399,000
  475,000    Educate, Inc. *                         5,452,417     6,588,250
  429,000    Strayer Education, Inc.                35,764,656    48,614,280
1,225,700    Universal Technical Institute,
             Inc.*                                  36,549,066    45,105,760
                                                 ------------- -------------
                                                    84,593,825   176,737,290
             ENERGY SERVICES (0.27%)
  500,000    Energy Savings Income Fund^             5,095,420     6,822,150
             FINANCIAL SERVICES - ASSET MANAGEMENT
              (0.44%)
  250,000    Gabelli Asset Mgmt., Inc., Cl A         4,356,166    11,162,500
             FINANCIAL SERVICES - BANKING (0.44%)
1,500,000    Cash Systems, Inc.*#                   10,062,346    11,205,000
             FINANCIAL SERVICES - INSURANCE (0.31%)
  200,000    Arch Capital Group, Ltd.*               5,515,966     8,008,000
             GOVERNMENT SERVICES (5.52%)
1,252,500    Anteon Intl. Corp.*                    32,627,766    48,759,825
2,288,800    FLIR Systems, Inc.*                    51,055,165    69,350,640
1,025,000    Mantech Intl. Corp. *                  19,005,171    23,646,750
                                                 ------------- -------------
                                                   102,688,102   141,757,215
             HEALTHCARE FACILITIES (2.99%)
1,350,000    American Retirement Corp.*             15,100,304    19,629,000
1,250,000    United Surgical Partners Intl.,
             Inc.*                                  22,780,745    57,212,500
                                                 ------------- -------------
                                                    37,881,049    76,841,500

   Shares                                             Cost          Value
----------------------------------------------------------------------------
             HEALTHCARE PRODUCTS (1.97%)
  725,000    INAMED Corp.*                       $  34,785,131 $  50,663,000
             HEALTHCARE SERVICES (0.47%)
  452,000    PRA International*                     10,367,061    12,172,360
             HOME BUILDING (2.20%)
1,231,600    Brookfield Homes Corp.                 26,689,083    51,985,836
  474,000    Champion Enterprises, Inc.*             3,398,383     4,455,600
                                                 ------------- -------------
                                                    30,087,466    56,441,436
             INFORMATION SERVICES (0.21%)
  125,000    NAVTEQ Corp.*                           2,750,000     5,418,750
             LEISURE (1.92%)
1,000,000    Lakes Entertainment, Inc.*             13,665,909    18,000,000
1,000,000    MarineMax, Inc.*#                      26,464,925    31,180,000
                                                 ------------- -------------
                                                    40,130,834    49,180,000
             MANUFACTURING (2.43%)
  965,000    Actuant Corp., Cl A*                   37,507,782    43,347,800
  825,000    Measurement Specialties, Inc.*#        20,176,670    18,975,000
                                                 ------------- -------------
                                                    57,684,452    62,322,800
             MEDIA (3.28%)
  500,000    Cumulus Media, Inc.*                    7,511,278     7,125,000
  401,100    DakTronics, Inc.*                       9,191,759     8,683,815
1,350,000    Gray Television, Inc.                  11,348,508    19,534,500
   67,800    LIN TV Corp., Cl A*                     1,359,383     1,147,854
2,250,000    Radio One, Inc., Cl D*                 25,672,711    33,187,500
  380,000    Regal Entertainment Group, Cl A         4,528,833     7,991,400
  325,000    Westwood One, Inc.*                     3,497,838     6,613,750
                                                 ------------- -------------
                                                    63,110,310    84,283,819
             MEDICAL EQUIPMENT (5.61%)
2,400,000    Immucor, Inc.*#                        15,398,079    72,456,000
  750,000    Intuitive Surgical, Inc.*              11,321,688    34,102,500
  650,000    Kensey Nash Corp.*#                    20,666,552    17,602,000
  660,191    Lifeline Systems, Inc.*                15,537,121    20,016,991
                                                 ------------- -------------
                                                    62,923,440   144,177,491
             PHARMACEUTICAL (0.10%)
  150,000    Noven Pharmaceutical, Inc.              1,748,557     2,544,000
             PRINTING AND PUBLISHING (2.28%)
  750,000    Bowne & Co., Inc.                      12,951,607    11,280,000
1,000,000    Creo, Inc.*                            13,608,882    16,060,000
1,500,000    Interactive Data Corp.*                22,596,629    31,125,000
                                                 ------------- -------------
                                                    49,157,118    58,465,000
             REAL ESTATE SERVICES (3.32%)
  800,000    CB Richard Ellis Group, Inc.*          23,280,697    27,992,000
4,000,000    Countrywide PLC^                       21,998,600    24,678,800
3,000,000    Spirit Finance Corp.*                  35,601,168    32,580,000
                                                 ------------- -------------
                                                    80,880,465    85,250,800
             RECREATION AND RESORTS (8.66%)
  350,000    Ameristar Casinos, Inc.                12,671,576    19,138,000
1,400,000    Gaylord Entertainment Co.*             41,624,725    56,560,000
1,850,000    Great Wolf Resorts, Inc.*#             37,051,786    46,157,500
  350,000    Isle of Capri Casinos, Inc.*            8,591,438     9,289,000
  550,000    Kerzner Intl., Ltd.*                   13,662,714    33,676,500
  850,000    Wynn Resorts, Ltd. *                   12,016,631    57,579,000
                                                 ------------- -------------
                                                   125,618,870   222,400,000
             RESTAURANTS (5.17%)
1,000,000    AFC Enterprises, Inc.*                 25,201,680    25,510,000
  250,000    BJ's Restaurants, Inc.*@                3,875,000     4,362,750
  500,000    Panera Bread Co., Cl A*                14,988,432    28,265,000
  200,000    P.F. Chang's China Bistro, Inc.*        8,574,459    11,960,000
1,050,000    Texas Roadhouse, Inc.*                 25,135,478    29,484,000
  937,500    The Cheesecake Factory, Inc.*          19,254,684    33,234,375
                                                 ------------- -------------
                                                    97,029,733   132,816,125

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

   Shares                                           Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
             RETAIL - CONSUMER STAPLES (0.46%)
  450,000    NuCO2, Inc.*                     $   11,157,528 $   11,835,000
             RETAIL - SPECIALTY STORES (6.43%)
  700,000    99 Cents Only Stores*                16,541,813      9,219,000
  250,000    Aeropostale, Inc.*                    1,113,097      8,187,500
1,157,503    Casual Male Retail Group, Inc.*#      5,361,112      7,512,194
1,100,000    Design Within Reach, Inc.*#          17,344,209     17,308,500
  350,000    Dollar Tree Stores, Inc.*             6,476,891     10,055,500
1,300,000    Hot Topic, Inc.*                     20,830,936     28,405,000
  600,000    Kenneth Cole Productions, Inc.,
             Cl A                                 10,318,483     17,484,000
  814,807    Provide Commerce, Inc.*#             16,090,651     23,531,626
1,500,000    Quiksilver, Inc.*                    25,050,216     43,545,000
                                              -------------- --------------
                                                 119,127,408    165,248,320
             TRANSPORTATION (2.03%)
  650,000    JetBlue Airways Corp.*               11,502,058     12,376,000
3,100,000    WestJet Airlines, Ltd.*              30,859,041     39,861,970
                                              -------------- --------------
                                                  42,361,099     52,237,970
                                              -------------- --------------
TOTAL COMMON STOCKS                            1,467,394,028  2,216,497,116
                                              -------------- --------------

   Shares                                           Cost           Value
---------------------------------------------------------------------------
WARRANTS (0.21%)
----------------------------------------------------------------------------
             BUSINESS SERVICES (0.07%)
  222,575    Infocrossing, Inc.
              Warrants Exp 10/16/2008*@          $    31,784    $ 1,776,149
                                                 -----------    -----------
             RETAIL - SPECIALTY STORES
             (0.14%)
1,407,353    Casual Male Retail Group, Inc.
              Warrants Exp 04/26/2007*@#           2,117,151      3,402,000
  100,000    Casual Male Retail Group, Inc.
              Warrants Exp 07/02/2010*@#              49,000        173,000
                                                 -----------    -----------
                                                   2,166,151      3,575,000
                                                 -----------    -----------
TOTAL WARRANTS                                     2,197,935      5,351,149
                                                 -----------    -----------
---------------------------------------------------------------------------
Principal Amount
---------------------------------------------------------------------------

CORPORATE BONDS (0.21%)
----------------------------------------------------------------------------
               PRINTING AND PUBLISHING
$  7,000,000   Penton Media, Inc. 10.375%
                 Sr. Sub. NT due 06/15/2011        4,840,761      5,468,750
                                              -------------- --------------
---------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (11.73%)
---------------------------------------------------------------------------
  51,399,999   UBS Finance 2.68%
                 due 04/01/2005                   51,399,999     51,399,999
 250,000,000   UBS Finance 2.60%
                 due 04/06/2005                  250,000,000    250,000,000
                                              -------------- --------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS        301,399,999    301,399,999
                                              -------------- --------------
TOTAL INVESTMENTS (98.45%)
                                              $1,775,832,723  2,528,717,014
                                              ==============
CASH AND OTHER ASSETS
 LESS LIABILITIES (1.55%)                                        39,756,446
                                                             --------------
NET ASSETS (EQUIVALENT TO $22.18 PER
 SHARE BASED ON 115,813,955 SHARES
 OUTSTANDING)
                                                             $2,568,473,460
                                                             ==============

---------------
%   Represents percentage of net assets
@   See Note 6 regarding restricted securities.
#   See Note 8 regarding "affiliated issuers".
*   Non-income producing securities
^   Represents foreign domiciled corporation.


TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
BARON SMALL CAP FUND                                                     ASSETS
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                                    2.9%
Immucor, Inc.                                                            2.8%
FLIR Systems, Inc.                                                       2.7%
Alamosa Hldgs., Inc.                                                     2.5%
American Tower Corp.                                                     2.4%
Wynn Resorts, Ltd.                                                       2.3%
United Surgical Partners Intl., Inc.                                     2.2%
Gaylord Entertainment Co.                                                2.2%
Brookfield Homes Corp.                                                   2.0%
INAMED Corp.                                                             2.0%
                                                                        ----
                                                                        24.0%
                                                                        ====


                            TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2005
                        (AS A PERCENTAGE OF NET ASSETS)


                               [PIE CHART GRAPHIC]

Cash and                                                       Retail -
  Cash           Recreation      Communi-                      Specialty       Medical       Government                     Business
Equivalents      and Resorts     cations       Education        Stores        Equipment      Services       Restaurants     Services
13.28%              8.66%         7.93%          6.88%           6.57%          5.61%         5.52%            5.17%          4.82%


 Real
Estate
Services      Media      Other
 3.32%        3.28%      28.96%

                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

   Shares                                               Cost        Value
------------------------------------------------------------------------------
COMMON STOCKS (94.57%)
------------------------------------------------------------------------------
             ADVERTISING SERVICES (10.26%)
  105,000    Ask Jeeves, Inc.*                     $  2,690,218 $  2,948,400
  250,000    Digitas, Inc.*                           1,978,957    2,525,000
   15,000    Fastclick, Inc.*                           180,000      180,000
   55,000    Getty Images, Inc.*                        713,792    3,911,050
   22,500    Google, Inc.*                            3,242,548    4,061,475
   50,000    Shopping.com, Ltd.*                        871,005      890,000
                                                   ------------ ------------
                                                      9,676,520   14,515,925
             BUSINESS SERVICES (13.17%)
  150,000    Ariba, Inc.*                             1,535,746    1,164,000
   85,000    ChoicePoint, Inc.*                       2,995,233    3,409,350
   35,000    Equinix, Inc.*                             700,000    1,481,900
  100,000    InfoSpace, Inc.*                         3,681,686    4,083,000
  150,000    Monster Worldwide, Inc.*                 1,888,683    4,207,500
  167,500    Stamps.com, Inc.*                        1,351,874    2,780,500
1,500,000    Terremark Worldwide, Inc.*               1,095,000      975,000
  200,000    WindsorTech, Inc.*                         746,000      540,000
                                                   ------------ ------------
                                                     13,994,222   18,641,250
             CABLE (2.36%)
  100,000    Comcast Corp., Cl A*                     2,302,692    3,340,000
             COMMUNICATIONS (11.06%)
  150,000    Alamosa Hldgs., Inc.*                      845,960    1,750,500
  225,000    American Tower Corp., Cl A*                925,720    4,101,750
  100,100    Arbinet-thexchange, Inc.*                1,903,757    1,906,905
   35,000    Research in Motion, Ltd.*                  961,627    2,674,700
  350,000    SBA Communications Corp.*                1,199,536    3,206,000
  300,000    UbiquiTel, Inc.*                         1,424,881    2,010,000
                                                   ------------ ------------
                                                      7,261,481   15,649,855
             COMMUNICATIONS EQUIPMENT (2.59%)
  100,000    QUALCOMM, Inc.                           3,472,858    3,665,000
             COMPUTER TECHNOLOGY (0.52%)
   17,800    Apple Computer, Inc.*                      783,063      741,726
             CONSUMER PRODUCTS (0.46%)
  125,000    TiVo, Inc.*                                824,318      646,250
             CONSUMER SERVICES (5.30%)
  110,000    eBay, Inc.*                              1,721,054    4,098,600
  135,000    priceline.com, Inc.*                     2,934,561    3,402,000
                                                   ------------ ------------
                                                      4,655,615    7,500,600
             EDUCATION (5.63%)
   59,999    Apollo Group, Inc., Cl A*                1,166,799    4,443,526
   20,000    Career Education Corp.*                    419,473      685,200
   25,000    Strayer Education, Inc.                  2,503,237    2,833,000
                                                   ------------ ------------
                                                      4,089,509    7,961,726
             ENTERPRISE HARDWARE (7.49%)
   60,000    CDW Corp.                                3,715,727    3,400,800
  115,000    Dell, Inc.*                              3,111,683    4,418,300
  120,000    Intel Corp.                              2,805,370    2,787,600
                                                   ------------ ------------
                                                      9,632,780   10,606,700
             FINANCIAL SERVICES - BROKERAGE &
              EXCHANGES (7.65%)
  400,000    Charles Schwab Corp.                     4,503,802    4,204,000
   12,500    Chicago Mercantile Exchange
              Holdings, Inc.                          2,410,451    2,425,375
  350,000    E*TRADE Financial Corp.*                 1,881,437    4,200,000
                                                   ------------ ------------
                                                      8,795,690   10,829,375
             FINANCIAL SERVICES - MISCELLANEOUS
             (0.90%)
   78,900    optionsXpress Holdings, Inc.*            1,301,850    1,277,391

     Shares                                             Cost        Value
 ---------------------------------------------------------------------------
              GAMING SERVICES (2.35%)
    125,000   International Game Technology         $ 3,673,403  $ 3,332,500
              HOTELS AND LODGING (1.33%)
    100,000   LodgeNet Entertainment Corp.*           1,716,406    1,884,000
              LEISURE (3.50%)
     25,000   Electronic Arts, Inc.*                  1,507,264    1,294,500
    125,000   JAMDAT Mobile, Inc.*                    2,357,879    2,155,000
     50,000   Shanda Interactive Entertainment,
                Ltd. ADR*                               761,449    1,510,000
                                                   ------------ ------------
                                                      4,626,592    4,959,500
              MANUFACTURING (2.98%)
    350,000   Flextronics Intl., Ltd.*                4,060,705    4,214,000
              MEDIA (9.14%)
     75,000   DreamWorks Animation SKG, Inc.*         2,478,202    3,053,250
    100,000   iVillage, Inc.*                           450,455      609,000
    100,000   Loudeye Corp.*                            158,450      148,000
    666,667   Loudeye Corp.*@                         1,000,000      937,334
    235,000   Time Warner, Inc.*                      3,756,499    4,124,250
    120,000   Yahoo! Inc.*                            1,697,714    4,068,000
                                                   ------------ ------------
                                                      9,541,320   12,939,834
              REAL ESTATE SERVICES (3.14%)
     40,000   CoStar Group, Inc.*                       702,258    1,474,000
    700,000   homestore, Inc.*                        1,869,779    1,554,000
    100,000   ZipRealty, Inc.*                        1,340,046    1,409,000
                                                   ------------ ------------
                                                      3,912,083    4,437,000
              RETAIL - SPECIALTY STORES (4.74%)
     25,000   Blue Nile, Inc.*                          711,722      691,250
    200,000   FTD Group, Inc.*                        2,615,940    2,424,000
    100,000   Provide Commerce, Inc.*                 1,505,617    2,888,000
    100,000   Varsity Group, Inc.*                      416,633      700,000
                                                   ------------ ------------
                                                      5,249,912    6,703,250
                                                   ------------ ------------
TOTAL COMMON STOCKS                                  99,571,019  133,845,882
                                                   ------------ ------------
----------------------------------------------------------------------------
WARRANTS (0.00%)
----------------------------------------------------------------------------
              MEDIA
    200,000   Loudeye Corp.
                Warrants Exp 12/23/2010*@                     0            0
                                                   ------------ ------------
Principal Amount
----------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.94%)
----------------------------------------------------------------------------
$7,000,000    Exxon Investment Corp. 2.68%
                due 04/01/2005                        7,000,000    7,000,000
                                                   ------------ ------------
TOTAL INVESTMENTS (99.51%)                         $106,571,019  140,845,882
                                                   ============
CASH AND OTHER ASSETS
  LESS LIABILITIES (0.49%)                                           686,994
                                                                ------------
NET ASSETS (EQUIVALENT TO $8.10 PER
  SHARE BASED ON 17,466,307 SHARES
  OUTSTANDING)                                                  $141,532,876
                                                                ============

---------------
%   Represents percentage of net assets
@   See Note 6 regarding restricted securities.
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
BARON iOPPORTUNITY FUND                                                  ASSETS
--------------------------------------------------------------------------------
Apollo Group, Inc., Cl A                                                   3.1%
Dell, Inc.                                                                 3.1%
Flextronics Intl., Ltd.                                                    3.0%
Monster Worldwide, Inc.                                                    3.0%
Charles Schwab Corp.                                                       3.0%
E*TRADE Financial Corp.                                                    3.0%
Time Warner, Inc.                                                          2.9%
American Tower Corp.                                                       2.9%
eBay, Inc.                                                                 2.9%
InfoSpace, Inc.                                                            2.9%
                                                                          -----
                                                                          29.8%
                                                                          =====

                            TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

                              [PIE CHART GRAPHIC]

                                                                           Financial Services
Cash and Cash      Business                      Advertising                - Brokerage and       Enterprise
 Equivalents       Services    Communications     Services       Media        Exchanges            Hardware      Education
    5.43%           13.17%         11.06%          10.26%        9.14%          7.65%               7.49%          5.63%


              Retail -
Consumer     Specialty
Services      Stores       Leisure     Other
  5.30%       4.74%         3.50%      16.63%


                       See Notes to Financial Statements.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

       Shares                                              Cost        Value
------------------------------------------------------------------------------
COMMON STOCKS (94.23%)
------------------------------------------------------------------------------
                ADVERTISING SERVICES (4.11%)
       17,500   Getty Images, Inc.*                  $  1,206,795 $  1,244,425
        8,500   Google, Inc.*                           1,346,438    1,534,335
                                                     ------------ ------------
                                                        2,553,233    2,778,760
                BUSINESS SERVICES (3.31%)
       17,170   Cintas Corp.                              743,279      709,293
       36,000   Iron Mountain, Inc.*                    1,125,567    1,038,240
       15,000   Paychex, Inc.                             543,152      492,300
                                                     ------------ ------------
                                                        2,411,998    2,239,833
                CABLE (1.48%)
       30,000   Comcast Corp., Cl A*                      856,320    1,002,000
                COMMUNICATIONS (2.98%)
       75,000   American Tower Corp., Cl A*             1,386,158    1,367,250
        8,500   Research in Motion, Ltd.*                 663,806      649,570
                                                     ------------ ------------
                                                        2,049,964    2,016,820
                COMMUNICATIONS EQUIPMENT (1.49%)
       27,500   QUALCOMM, Inc.                            963,283    1,007,875
                COMPUTER TECHNOLOGY (0.62%)
       10,000   Apple Computer, Inc.*                     437,856      416,700
                CONSULTING (1.61%)
       13,500   Moody's Corp.                           1,148,801    1,091,610
                CONSUMER PRODUCTS (1.97%)
       17,500   Avon Products, Inc.                       709,329      751,450
       10,000   Harley-Davidson, Inc.                     567,174      577,600
                                                     ------------ ------------
                                                        1,276,503    1,329,050
                CONSUMER SERVICES (2.31%)
       24,000   eBay, Inc.*                               989,382      894,240
       30,000   IAC/InterActiveCorp*                      645,980      668,100
                                                     ------------ ------------
                                                        1,635,362    1,562,340
                EDUCATION (2.19%)
       20,000   Apollo Group, Inc., Cl A*               1,564,427    1,481,200
                ENERGY SERVICES (4.01%)
       16,252   Kinder Morgan, Inc.                       976,521    1,230,277
       44,999   XTO Energy, Inc.                          922,398    1,477,789
                                                     ------------ ------------
                                                        1,898,919    2,708,066
                ENTERPRISE HARDWARE (4.13%)
       15,000   CDW Corp.                                 914,239      850,200
       32,500   Dell, Inc.*                             1,170,863    1,248,650
       29,872   Intel Corp.                               775,411      693,927
                                                     ------------ ------------
                                                        2,860,513    2,792,777
                FINANCIAL SERVICES - ASSET
                 MANAGEMENT (1.76%)
       20,000   T. Rowe Price Group, Inc.               1,230,391    1,187,600
                FINANCIAL SERVICES - BANKING (2.01%)
       10,000   Commerce Bancorp, Inc.                    290,689      324,700
       17,080   Golden West Financial Corp.               915,959    1,033,340
                                                     ------------ ------------
                                                        1,206,648    1,358,040
                FINANCIAL SERVICES - BROKERAGE &
                 EXCHANGES (5.52%)
      120,000   Charles Schwab Corp.                    1,211,543    1,261,200
        8,000   Chicago Mercantile Exchange
                Holdings, Inc.                          1,590,831    1,552,240
       76,500   E*TRADE Financial Corp.*                  900,225      918,000
                                                     ------------ ------------
                                                        3,702,599    3,731,440
                FINANCIAL SERVICES - INSURANCE (2.12%)
            8   Berkshire Hathaway, Inc., Cl A*           717,340      696,000
        8,000   The Progressive Corp.                     671,465      734,080
                                                     ------------ ------------
                                                        1,388,805    1,430,080
                GAMING SERVICES (1.58%)
       40,000   International Game Technology           1,363,636    1,066,400
                HEALTHCARE PRODUCTS (0.86%)
        7,500   Zimmer Holdings, Inc.*                    589,760      583,575

       Shares                                              Cost        Value
------------------------------------------------------------------------------
                HEALTHCARE SERVICES (3.04%)
       12,500   Fisher Scientific Intl., Inc.*       $    725,253 $    711,500
       11,500   Laboratory Corp. of America
                 Holdings*                                544,057      554,300
        7,500   Quest Diagnostics, Inc.                   746,735      788,475
                                                     ------------ ------------
                                                        2,016,045    2,054,275
                HEALTHCARE SERVICES - INSURANCE (3.57%)
       12,190   UnitedHealth Group, Inc.                  786,511    1,162,682
       10,000   WellPoint, Inc.*                        1,031,914    1,253,500
                                                     ------------ ------------
                                                        1,818,425    2,416,182
                HOME BUILDING (3.39%)
       20,000   Centex Corp.                            1,171,912    1,145,400
       14,500   Toll Brothers, Inc.*                    1,036,264    1,143,325
                                                     ------------ ------------
                                                        2,208,176    2,288,725
                HOTELS AND LODGING (0.52%)
        5,000   Four Seasons Hotels, Inc.                 265,523      353,500
                LEISURE (0.77%)
       10,000   Electronic Arts, Inc.*                    626,075      517,800
                MANUFACTURING (2.23%)
      125,000   Flextronics Intl., Ltd.*                1,745,651    1,505,000
                MEDIA (10.13%)
       25,000   DreamWorks Animation SKG, Inc.*           987,335    1,017,750
       85,000   News Corp., CL A                        1,387,292    1,438,200
       60,000   Time Warner, Inc.*                      1,022,172    1,053,000
       30,000   Univision Comm., Inc., Cl A*              921,468      830,700
       40,000   Walt Disney Co.                           986,362    1,149,200
       40,000   Yahoo! Inc.*                            1,179,856    1,356,000
                                                     ------------ ------------
                                                        6,484,485    6,844,850
                PHARMACEUTICAL (2.16%)
        8,560   Amgen, Inc.*                              485,566      498,278
       10,375   Forest Laboratories, Inc.*                647,866      383,356
       10,260   Genentech, Inc.*                          600,436      580,818
                                                     ------------ ------------
                                                        1,733,868    1,462,452
                REAL ESTATE SERVICES (3.39%)
       20,000   Kimco Realty Corp.                        933,241    1,078,000
       17,500   Vornado Realty Trust                    1,014,866    1,212,225
                                                     ------------ ------------
                                                        1,948,107    2,290,225
                RECREATION AND RESORTS (4.68%)
       27,500   Carnival Corp.                          1,256,429    1,424,775
       15,000   Las Vegas Sands Corp.*                    435,000      675,000
       15,000   MGM Mirage, Inc.*                         650,610    1,062,300
                                                     ------------ ------------
                                                        2,342,039    3,162,075
                RESTAURANTS (0.96%)
       12,500   Starbucks Corp.*                          510,036      645,750
                RETAIL - CONSUMER STAPLES (6.75%)
       20,260   Costco Wholesale Corp.                    795,743      895,087
       20,000   CVS Corp.                                 979,957    1,052,400
       20,000   Target Corp.                              886,152    1,000,400
       10,000   Wal-Mart Stores, Inc.                     540,263      501,100
       25,000   Walgreen Co.                              906,299    1,110,500
                                                     ------------ ------------
                                                        4,108,414    4,559,487
                RETAIL - SPECIALTY STORES (6.43%)
       25,000   Bed Bath & Beyond, Inc.*                  935,974      913,500
       16,560   Best Buy Co., Inc.                        853,854      894,405
       22,030   Coach, Inc.*                              896,085    1,247,559
       15,000   Dollar Tree Stores, Inc.*                 405,043      430,950
       15,000   Lowe's Companies, Inc.                    777,213      856,350
                                                     ------------ ------------
                                                        3,868,169    4,342,764

                       See Notes to Financial Statements.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

     Shares                                           Cost          Value
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
              TRANSPORTATION (2.15%)
     20,000   United Parcel Service, Inc.         $  1,559,900  $  1,454,800
                                                  ------------  ------------
TOTAL COMMON STOCKS                                 60,373,931    63,682,051
                                                  ------------  ------------
Principal Amount
----------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (7.59%)
----------------------------------------------------------------------------
 $5,129,999   Exxon Investment Corp. 2.68%
                due 04/01/2005                       5,129,999     5,129,999
                                                  ------------  ------------
TOTAL INVESTMENTS (101.82%)                       $ 65,503,930    68,812,050
                                                  ============
LIABILITIES LESS
  CASH AND OTHER ASSETS (-1.82%)                                  (1,228,119)
                                                                ------------
NET ASSETS (EQUIVALENT TO $10.45 PER
  SHARE BASED ON 6,465,918 SHARES
  OUTSTANDING)                                                  $ 67,583,931
                                                                ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
BARON FIFTH AVENUE GROWTH FUND                                           ASSETS
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                 2.3%
Google, Inc.                                                               2.3%
Flextronics Intl., Ltd.                                                    2.2%
Apollo Group, Inc., Cl A                                                   2.2%
XTO Energy, Inc.                                                           2.2%
United Parcel Service, Inc.                                                2.2%
The News Corp., Ltd.                                                       2.1%
Carnival Corp.                                                             2.1%
American Tower Corp.                                                       2.0%
Yahoo! Inc.                                                                2.0%
                                                                          -----
                                                                          21.6%
                                                                          =====

                            TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2005
                        (AS A PERCENTAGE OF NET ASSETS)


                              [PIE CHART GRAPHIC]

Cash and Cash                Retail - Consumer        Retail -          Financial Services       Recreation
 Equivalents       Media         Staples          Specialty Stores     Brokerage & Exchanges     and Resorts     Enterprise Hardware
    5.77%          10.13%        6.75%                6.43%                  5.52%                 4.68%               4.13%


                            Healthcare
Advertising    Energy        Services        Real Estate
 Services      Services     - Insurance       Services       Other
  4.11%         4.01%         3.57%            3.39%         41.51%

                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31, 2005 (UNAUDITED)

                                       BARON ASSET      BARON GROWTH     BARON SMALL CAP    BARON iOPPORTUNITY   BARON FIFTH AVENUE
                                           FUND             FUND               FUND                FUND              GROWTH FUND
                                      --------------   --------------    ---------------    ------------------   ------------------
ASSETS:
 Investments in securities, at
   value                              $2,469,171,093   $4,563,074,464     $2,528,717,014       $140,845,882          $68,812,050
   Unaffiliated issuers (Cost
    $1,076,604,791,
    $2,830,049,083,
    $1,481,179,210, $106,571,019
    and $65,503,930, respectively)
   "Affiliated" issuers (Cost
    $213,583,811, $368,975,088,
    $294,653,513, $0 and $0,
    respectively)
 Cash                                         38,213        1,742,065          1,137,697             19,944               80,234
 Dividends and interest receivable           996,869          644,751            562,899                516                7,985
 Receivable for securities sold                    0                0          6,822,922            841,610               79,141
 Receivable for shares sold                3,364,560       14,301,125         40,375,444            118,664               90,575
 Prepaid expenses                            132,869                0                  0                  0                2,101
 Due from Adviser (see Note 4)                     0                0                  0             57,917               75,517
                                      --------------   --------------     --------------       ------------          -----------
                                       2,473,703,604    4,579,762,405      2,577,615,976        141,884,533           69,147,603
                                      --------------   --------------     --------------       ------------          -----------
LIABILITIES:
 Payable for securities purchased          4,519,915       18,265,127          7,709,289            180,000            1,462,958
 Payable for shares redeemed              16,726,409        7,723,680          1,209,207             75,600               18,380
 Accrued expenses and other
   payables                                  130,731          378,753            224,020             96,057               82,334
                                      --------------   --------------     --------------       ------------          -----------
                                          21,377,055       26,367,560          9,142,516            351,657            1,563,672
                                      --------------   --------------     --------------       ------------          -----------
NET ASSETS                            $2,452,326,549   $4,553,394,845     $2,568,473,460       $141,532,876          $67,583,931
                                      ==============   ==============     ==============       ============          ===========
NET ASSETS CONSIST OF:
 Capital paid-in                      $1,235,527,178   $3,109,830,853     $1,757,561,079       $198,736,198          $64,896,752
 Accumulated net investment loss         (10,532,037)     (15,690,718)        (9,363,669)          (732,929)            (179,255)
 Accumulated net realized gain
   (loss)                                 48,348,917       95,204,417         67,391,759        (90,745,256)            (441,686)
 Net unrealized appreciation on
   investments                         1,178,982,491    1,364,050,293        752,884,291         34,274,863            3,308,120
                                      --------------   --------------     --------------       ------------          -----------
NET ASSETS                            $2,452,326,549   $4,553,394,845     $2,568,473,460       $141,532,876          $67,583,931
                                      ==============   ==============     ==============       ============          ===========
SHARES OUTSTANDING
($.01 PAR VALUE; INDEFINITE SHARES
AUTHORIZED)                               46,974,954      100,043,912        115,813,955         17,466,307            6,465,918
                                      ==============   ==============     ==============       ============          ===========
NET ASSET VALUE PER SHARE             $        52.20   $        45.51     $        22.18       $       8.10          $     10.45
                                      ==============   ==============     ==============       ============          ===========

                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

                                          BARON ASSET    BARON GROWTH    BARON SMALL CAP    BARON iOPPORTUNITY   BARON FIFTH AVENUE
                                              FUND           FUND              FUND                FUND              GROWTH FUND
                                          ------------   ------------    ---------------    ------------------   ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                               $    833,880   $  5,524,681      $  2,843,712         $  304,886           $   53,672
   Dividends -- unaffiliated issuers
    (net of withholding taxes of $0,
    $0, $26,474, $0 and $0,
    respectively)                            3,966,140      4,819,843         1,690,322             93,325              173,775
   Dividends -- "affiliated" issuers                 0              0           763,680                  0                    0
                                          ------------   ------------      ------------         ----------           ----------
   Total income                              4,800,020     10,344,524         5,297,714            398,211              227,447
                                          ------------   ------------      ------------         ----------           ----------
 EXPENSES:
   Investment advisory fees                 11,412,018     19,647,898        10,904,106            754,093              290,501
   Distribution fees                         2,853,004      4,911,974         2,726,027            188,523               72,625
   Shareholder servicing agent fees            356,890        383,600           329,690             77,464               16,195
   Reports to shareholders                     497,500        677,400           460,000             99,668               52,664
   Professional fees                            40,358         53,023            36,544             14,085               12,134
   Registration and filing fees                 64,656        170,325            88,010             45,127               33,284
   Custodian fees                               26,085         55,199            41,174              4,384                2,306
   Trustee fees                                 32,494         56,097            31,052              2,164                  833
   Miscellaneous                                49,052         79,726            44,780              3,549                1,677
                                          ------------   ------------      ------------         ----------           ----------
   Total expenses                           15,332,057     26,035,242        14,661,383          1,189,057              482,219
   Less: Expense reimbursement by
    investment adviser (see Note 4)                  0              0                 0            (57,917)             (75,517)
                                          ------------   ------------      ------------         ----------           ----------
   Net expenses                             15,332,057     26,035,242        14,661,383          1,131,140              406,702
                                          ------------   ------------      ------------         ----------           ----------
   Net investment loss                     (10,532,037)   (15,690,718)       (9,363,669)          (732,929)            (179,255)
                                          ------------   ------------      ------------         ----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on
   investments sold in unaffiliated
   issuers                                  47,431,299    152,645,359        67,790,134          6,106,251              (62,301)
 Net realized gain (loss) on
   investments sold in "affiliated"
   issuers                                   2,917,951     (8,177,779)        7,543,047                  0                    0
 Change in net unrealized appreciation
 of investments                            275,145,431    438,333,144       280,282,311          3,243,844            2,712,365
                                          ------------   ------------      ------------         ----------           ----------
 Net gain on investments                   325,494,681    582,800,724       355,615,492          9,350,095            2,650,064
                                          ------------   ------------      ------------         ----------           ----------
 Net increase in net assets resulting
 from operations                          $314,962,644   $567,110,006      $346,251,823         $8,617,166           $2,470,809
                                          ============   ============      ============         ==========           ==========

                       See Notes to Financial Statements.

BARON FUNDS
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------

                                                                                                                     BARON SMALL
                                                     BARON ASSET FUND                   BARON GROWTH FUND             CAP FUND
                                             --------------------------------   --------------------------------   --------------
                                               SIX MONTHS        FOR THE         SIX MONTHS         FOR THE         SIX MONTHS
                                                  ENDED         YEAR ENDED          ENDED          YEAR ENDED          ENDED
                                                MARCH 31,      SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                                  2005              2004             2005              2004             2005
                                             --------------   ---------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                        $  (10,532,037)  $  (18,014,501)  $  (15,690,718)    $  (24,506,425)   $   (9,363,669)
 Net realized gain (loss) on investments
  sold                                          50,349,250      150,574,805      144,467,580         43,766,255        75,333,181
 Change in net unrealized appreciation on
  investments                                  275,145,431      224,051,657      438,333,144        429,735,044       280,282,311
                                            --------------   --------------   --------------     --------------    --------------
 Increase in net assets resulting from
  operations                                   314,962,644      356,611,961      567,110,006        448,994,874       346,251,823
                                            --------------   --------------   --------------     --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments             (126,683,892)               0                0                  0       (53,166,236)
                                            --------------   --------------   --------------     --------------    --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares              345,170,912      319,598,701    1,190,261,619      1,101,986,308       665,360,441
 Net asset value of shares issued in
  reinvestment of dividends                    124,712,972                0                0                  0        51,062,420
 Cost of shares redeemed                      (208,228,923)    (630,993,904)    (339,580,739)      (600,780,062)     (223,156,534)
                                            --------------   --------------   --------------     --------------    --------------
 Increase (decrease) in net assets
  derived from capital share transactions      261,654,961     (311,395,203)     850,680,880        501,206,246       493,266,327
 Redemption fees                                         0                0                0                  0                 0
                                            --------------   --------------   --------------     --------------    --------------
 Net increase in net assets                    449,933,713       45,216,758    1,417,790,886        950,201,120       786,351,914
NET ASSETS:
 Beginning of period                         2,002,392,836    1,957,176,078    3,135,603,959      2,185,402,839     1,782,121,546
                                            --------------   --------------   --------------     --------------    --------------
 End of period                              $2,452,326,549   $2,002,392,836   $4,553,394,845     $3,135,603,959    $2,568,473,460
                                            ==============   ==============   ==============     ==============    ==============
ACCUMULATED NET INVESTMENT LOSS AT
 END OF PERIOD                              $  (10,532,037)  $            0   $  (15,690,718)    $            0    $   (9,363,669)
                                            ==============   ==============   ==============     ==============    ==============
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                     6,672,962        6,999,058       27,215,518         30,112,173        30,840,320
 Shares issued in reinvestment of
  dividends                                      2,538,428                0                0                  0         2,476,351
 Shares redeemed                                (4,048,598)     (14,050,959)      (7,738,878)       (16,479,769)      (10,434,449)
                                            --------------   --------------   --------------     --------------    --------------
NET INCREASE (DECREASE)                          5,162,792       (7,051,901)      19,476,640         13,632,404        22,882,222
                                            ==============   ==============   ===============    ===============    ==============


                                               BARON SMALL                                            BARON FIFTH AVENUE
                                                CAP FUND         BARON iOPPORTUNITY FUND                 GROWTH FUND
                                             ---------------   ---------------------------     --------------------------------
                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                 FOR THE        SIX MONTHS       FOR THE       SIX MONTHS      APRIL 30, 2004
                                               YEAR ENDED         ENDED         YEAR ENDED        ENDED         (COMMENCEMENT
                                              SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,     OF OPERATIONS) TO
                                                  2004             2005            2004           2005       SEPTEMBER 30, 2004
                                             --------------    ------------   -------------    -----------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (14,217,791)   $   (732,929)   $ (1,680,384)   $  (179,255)      $  (119,983)
 Net realized gain (loss) on investments
  sold                                           64,809,243       6,106,251      15,694,215        (62,301)         (379,385)
 Change in net unrealized appreciation on
  investments                                    77,954,557       3,243,844         272,386      2,712,365           595,755
                                             --------------    ------------    ------------    -----------       -----------
 Increase in net assets resulting from
  operations                                    128,546,009       8,617,166      14,286,217      2,470,809            96,387
                                             --------------    ------------    ------------    -----------       -----------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                         0               0               0              0                 0
                                             --------------    ------------    ------------    -----------       -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               841,501,715      29,932,176      72,422,016     22,543,222        50,428,908
 Net asset value of shares issued in
  reinvestment of dividends                               0               0               0              0                 0
 Cost of shares redeemed                       (398,469,810)    (31,051,244)    (62,396,543)    (6,729,541)       (1,225,854)
                                             --------------    ------------    ------------    -----------       -----------
 Increase (decrease) in net assets
  derived from capital share transactions       443,031,905      (1,119,068)     10,025,473     15,813,681        49,203,054
 Redemption fees                                          0         102,983         315,784              0                 0
                                             --------------    ------------    ------------    -----------       -----------
 Net increase in net assets                     571,577,914       7,601,081      24,627,474     18,284,490        49,299,441
NET ASSETS:
 Beginning of period                          1,210,543,632     133,931,795     109,304,321     49,299,441                 0
                                             --------------    ------------    ------------    -----------       -----------
 End of period                               $1,782,121,546    $141,532,876    $133,931,795    $67,583,931       $49,299,441
                                             ==============    ============    ============    ===========       ===========
ACCUMULATED NET INVESTMENT LOSS AT
 END OF PERIOD                               $            0    $   (732,929)   $          0    $  (179,255)      $         0
                                             ==============    ============    ============    ===========       ===========
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                     43,517,215       3,516,916       9,311,007      2,121,848         5,111,117
 Shares issued in reinvestment of
  dividends                                               0               0               0              0                 0
 Shares redeemed                                (20,734,514)     (3,712,539)     (8,528,450)      (641,480)         (125,567)
                                             --------------    ------------    ------------    -----------       -----------
NET INCREASE (DECREASE)                          22,782,701        (195,623)        782,557      1,480,368         4,985,550
                                             ==============    ============    ============    ===========       ===========

                       See Notes to Financial Statements.

BARON FUNDS
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth business that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

(c) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(e) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(f) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to paid in capital.

(g) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

BARON FUNDS
-------------------------------------------------------------------------------

(h) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(3) PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2005 were as follows:

FUND                                                  PURCHASES         SALES
----                                                  ---------         -----
Baron Asset Fund                                     $172,184,874   $ 98,655,251
Baron Growth Fund                                    $879,583,839   $341,420,418
Baron Small Cap Fund                                 $560,399,454   $321,759,957
Baron iOpportunity Fund                              $ 53,446,183   $ 55,115,242
Baron Fifth Avenue Growth Fund                       $ 29,963,649   $ 14,042,530


(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% and 1.40% of average daily net assets, respectively. The reimbursements for the six months ended March 31, 2005 are included in the Statement of Operations.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

Brokerage transactions for the Funds may be effected by or through BCI. During the six months ended March 31, 2005, BCI earned gross brokerage commissions as follows:

FUND                                                           COMMISSIONS
----                                                           -----------
Baron Asset Fund                                                $ 92,058
Baron Growth Fund                                               $411,216
Baron Small Cap Fund                                            $322,091
Baron iOpportunity Fund                                         $ 51,779
Baron Fifth Avenue Growth Fund                                  $ 18,294

(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) LINE OF CREDIT. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. The Funds did not borrow from the line of credit during the six months ended March 31, 2005.

BARON FUNDS
-------------------------------------------------------------------------------

(6) RESTRICTED AND ILLIQUID SECURITIES.

At March 31, 2005, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At March 31, 2005, the Funds held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:

BARON ASSET FUND                                      ACQUISITION
NAME OF ISSUER                                           DATE           VALUE
--------------                                           ----           -----
COMMON STOCK
 Wynn Resorts, Ltd.                                    04/17/01     $ 93,917,283
CONVERTIBLE PREFERRED STOCK
 Apollo International, Inc., S-A CV Pfd.               07/21/99          400,000
 Somerford Corp. S-A Conv. Pfd.                        12/03/98        8,999,993
CORPORATE BONDS
 Somerford Corp. 8.50% Sub. Conv. Deb Due
   04/23/2006                                          04/23/01        3,000,000
WARRANTS
 Corrections Corporation of America
   Warrants Exp 09/29/2005                             09/29/00        1,737,589
                                                                    ------------
TOTAL RESTRICTED SECURITIES: (Cost $44,030,788)
 (4.41% of Net Assets)                                              $108,054,865
                                                                    ============
BARON GROWTH FUND                                     ACQUISITION
NAME OF ISSUER                                           DATE           VALUE
--------------                                           ----           -----
COMMON STOCK
 Wynn Resorts, Ltd.                                    04/22/02     $ 34,601,128
CONVERTIBLE PREFERRED STOCK
 Reliant Pharmaceuticals LLC Series D                  10/28/03        7,500,000
                                                                    ------------
TOTAL RESTRICTED SECURITIES: (Cost $26,063,956)
 (0.92% of Net Assets)                                              $ 42,101,128
                                                                    ============

BARON SMALL CAP FUND                                  ACQUISITION
NAME OF ISSUER                                           DATE           VALUE
--------------                                           ----           -----
COMMON STOCK
 BJ's Restaurants, Inc.                                03/10/05     $  4,362,750
WARRANTS
 Casual Male Retail Group, Inc.
   Warrants Exp 04/26/2007                             05/15/02        3,402,000
 Casual Male Retail Group, Inc.
   Warrants Exp 07/02/2010                             07/03/03          173,000
 Infocrossing, Inc.
   Warrants Exp 10/16/2008                             10/16/03        1,776,149
                                                                    ------------
TOTAL RESTRICTED SECURITIES: (Cost $6,072,935)
 (0.38% of Net Assets)                                              $  9,713,899
                                                                    ============

BARON iOPPORTUNITY FUND                               ACQUISITION
NAME OF ISSUER                                           DATE           VALUE
--------------                                           ----           -----
COMMON STOCK
 Loudeye Corp.                                         12/22/04     $    937,334
WARRANTS
 Loudeye Corp.
   Warrants Exp 12/23/2010                             12/22/04               --
                                                                    ------------
TOTAL RESTRICTED SECURITIES: (Cost $1,000,000)
 (0.66% of Net Assets)                                              $    937,334
                                                                    ============

BARON FUNDS
-------------------------------------------------------------------------------

(7) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                                            BARON         BARON FIFTH
                                          BARON ASSET    BARON GROWTH   BARON SMALL CAP  iOPPORTUNITY    AVENUE GROWTH
                                             FUND            FUND             FUND           FUND            FUND
                                        --------------  --------------  ---------------  ------------    -------------
Cost of investments                     $1,292,187,942  $3,211,539,612   $1,777,027,028  $109,486,120     $65,529,692
                                        ==============  ==============   ==============  ============     ===========
Gross tax unrealized appreciation        1,182,385,260   1,443,263,403      785,962,110    36,330,832       5,526,804
Gross tax unrealized depreciation           (5,402,109)    (91,728,551)     (34,272,124)   (4,971,070)     (2,244,446)
                                        --------------  --------------   --------------  ------------     -----------
Net tax unrealized appreciation         $1,176,983,151  $1,351,534,852   $  751,689,986  $ 31,359,762     $ 3,282,358
                                        ==============  ==============   ==============  ============     ===========

As of September 30, 2004, the Funds had capital loss carryforwards expiring as follows:

   2009                                                                                    (8,303,528)
   2010                                                                                   (63,691,646)
   2011                                                    (36,632,125)                   (21,811,904)
                                        --------------  --------------   --------------  ------------     -----------
                                        $           --  $  (36,632,125)  $           --  $(93,807,078)    $        --
                                        ==============  ==============   ==============  ============     ===========

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities and net operating losses.

(8) INVESTMENT IN "AFFILIATES"* DURING THE SIX MONTHS ENDED MARCH 31, 2005.

BARON ASSET FUND

                                               BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                             SHARES HELD ON      PURCHASES         AND        SHARES HELD ON       VALUE
              NAME OF ISSUER                  SEP. 30, 2004    AND ADDITIONS    REDUCTIONS    MAR. 31, 2005    MAR. 31, 2005
----------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                                 314,000                                         314,000       $ 75,831,000
Apollo International, Inc. S-A CV Pfd.            105,264                                         105,264            400,000
ChoicePoint, Inc.                               4,600,000                        100,000        4,500,000        180,495,000
Kerzner Intl., Ltd.                             2,400,000                                       2,400,000        146,952,000
Saga Comm., Inc., Cl A                          1,000,000                                       1,000,000                   **
Vail Resorts, Inc. Cl A                         3,000,000                                       3,000,000         75,750,000
                                                                                                                ------------
 TOTAL INVESTMENT IN "AFFILIATES" (19.5%
   OF NET ASSETS)                                                                                               $479,428,000
                                                                                                                ============


                                                   DIVIDEND
                                                    INCOME
              NAME OF ISSUER                 OCT. 1-MAR. 31, 2005
-----------------------------------------------------------------
Alexander's, Inc.
Apollo International, Inc. S-A CV Pfd.
ChoicePoint, Inc.
Kerzner Intl., Ltd.
Saga Comm., Inc., Cl A
Vail Resorts, Inc. Cl A
                                                      --
 TOTAL INVESTMENT IN "AFFILIATES" (19.5%
   OF NET ASSETS)                                     $0
                                                      ==

---------------
**  As of March 31, 2005, no longer an affiliate.

-------------------------------------------------------------------------------

BARON FUNDS
-------------------------------------------------------------------------------

(8) INVESTMENT IN "AFFILIATES"* DURING THE SIX MONTHS ENDED MARCH 31, 2005. (CONTINUED)

BARON GROWTH FUND

                                               BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                             SHARES HELD ON      PURCHASES         AND        SHARES HELD ON       VALUE
              NAME OF ISSUER                  SEP. 30, 2004    AND ADDITIONS    REDUCTIONS    MAR. 31, 2005    MAR. 31, 2005
----------------------------------------------------------------------------------------------------------------------------
AMEIRGROUP, Corp. ^                             1,900,000        1,900,000                      3,800,000       $138,928,000
Arch Capital Group, Ltd.                        1,650,000                                       1,650,000                   **
Carter's, Inc.                                  1,200,000          250,000                      1,450,000         57,637,500
Centene Corp. +                                 1,600,000        1,600,000                      3,200,000         95,968,000
DeVry, Inc.                                     2,250,000        1,450,000                      3,700,000         70,004,000
Encore Acquisition Co.                          2,200,000          250,000                      2,450,000        101,185,000
Isle of Capri Casinos, Inc.                     1,275,000          225,000                      1,500,000         39,810,000
Kerzner Intl., Ltd.                             1,800,000                                       1,800,000        110,214,000
Odyssey Healthcare, Inc.                        1,575,000        1,020,550       770,550        1,825,000         21,462,000
                                                                                                                ------------
 TOTAL INVESTMENT IN "AFFILIATES" (14.0%
   OF NET ASSETS)                                                                                               $635,208,500
                                                                                                                ============


                                                   DIVIDEND
                                                    INCOME
              NAME OF ISSUER                 OCT. 1-MAR. 31, 2005
-----------------------------------------------------------------
AMEIRGROUP, Corp. ^
Arch Capital Group, Ltd.
Carter's, Inc.
Centene Corp. +
DeVry, Inc.
Encore Acquisition Co.
Isle of Capri Casinos, Inc.
Kerzner Intl., Ltd.
Odyssey Healthcare, Inc.
                                                      --
 TOTAL INVESTMENT IN "AFFILIATES" (14.0%
   OF NET ASSETS)                                     $0
                                                      ==

---------------
^   Received 1,900,000 shares from 2:1 stock split.
+   Received 1,600,000 shares from 2:1 stock split.
**  As of March 31, 2005, no longer an affiliate.

-------------------------------------------------------------------------------

BARON SMALL CAP FUND

                                               BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                             SHARES HELD ON      PURCHASES         AND        SHARES HELD ON       VALUE
              NAME OF ISSUER                  SEP. 30, 2004    AND ADDITIONS    REDUCTIONS    MAR. 31, 2005    MAR. 31, 2005
----------------------------------------------------------------------------------------------------------------------------
Cash Systems, Inc.                                     --        1,500,000                      1,500,000       $ 11,205,000
Casual Male Retail Group, Inc.                  1,157,503                                       1,157,503          7,512,194
Casual Male Retail Group, Inc., Warrants
  Exp 04/26/2007                                1,407,353                                       1,407,353          3,402,000
Casual Male Retail Group, Inc., Warrants
  Exp 07/02/2010                                  100,000                                         100,000            173,000
Design Within Reach, Inc.                         350,000          750,000                      1,100,000         17,308,500
Digital Theater Systems, Inc.                   1,300,000          200,000                      1,500,000         27,165,000
Eagle Materials, Inc., Cl B                       800,000          100,000                        900,000         70,920,000
Eagle Materials, Inc.                                               45,600                         45,600          3,690,864
EMAK Worldwide, Inc.                              500,000                        480,572           19,428                   **
Great Wolf Resorts, Inc.                               --        1,850,000                      1,850,000         46,157,500
Immucor, Inc.+                                  1,987,500          875,000       462,500        2,400,000         72,456,000
Kensey Nash Corp.                                 525,000          125,000                        650,000         17,602,000
LECG Corp.                                      1,650,000                                       1,650,000         32,340,000
MarineMax, Inc.                                   651,300          348,700                      1,000,000         31,180,000
Measurement Specialties, Inc.                     343,700          487,300         6,000          825,000         18,975,000
Provide Commerce, Inc.                            900,000                         85,193          814,807         23,531,626
                                                                                                                ------------
 TOTAL INVESTMENT IN "AFFILIATES" (14.9%
   OF NET ASSETS)                                                                                               $383,618,684
                                                                                                                ============


                                                   DIVIDEND
                                                    INCOME
              NAME OF ISSUER                 OCT. 1-MAR. 31, 2005
-----------------------------------------------------------------
Cash Systems, Inc.
Casual Male Retail Group, Inc.
Casual Male Retail Group, Inc., Warrants
  Exp 04/26/2007
Casual Male Retail Group, Inc., Warrants
  Exp 07/02/2010
Design Within Reach, Inc.
Digital Theater Systems, Inc.
Eagle Materials, Inc., Cl B                        $750,000
Eagle Materials, Inc.                                13,680
EMAK Worldwide, Inc.
Great Wolf Resorts, Inc.
Immucor, Inc.+
Kensey Nash Corp.
LECG Corp.
MarineMax, Inc.
Measurement Specialties, Inc.
Provide Commerce, Inc.
                                                   --------
 TOTAL INVESTMENT IN "AFFILIATES" (14.9%
   OF NET ASSETS)                                  $763,680
                                                   ========

---------------
+   Received 875,000 shares from 3:2 stock split.
**  As of March 31, 2005, no longer an affiliate.

-------------------------------------------------------------------------------
* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the six months ended March 31, 2005.

BARON FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                               SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                  ENDED        -----------------------------------------------------------------
                                             MARCH 31, 2005      2004       2003        2002       2001        2000       1999
                                             --------------    --------   --------    --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  47.89       $  40.05   $  35.65    $  40.22   $  63.35    $  51.57   $  39.96
                                                --------       --------   --------    --------   --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.22)         (0.43)     (0.46)      (0.55)     (0.65)      (0.76)     (0.30)
Net realized and unrealized gains
 (losses) on investments                            7.52           8.27       6.04        0.05     (17.87)      12.53      11.94
                                                --------       --------   --------    --------   --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS                 7.30           7.84       5.58       (0.50)    (18.52)      11.77      11.64
                                                --------       --------   --------    --------   --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income                0.00           0.00       0.00        0.00       0.00        0.00      (0.04)
Distributions from net realized gains              (2.99)          0.00      (1.18)      (4.07)     (4.61)       0.00       0.00
                                                --------       --------   --------    --------   --------    --------   --------
   TOTAL DISTRIBUTIONS                             (2.99)          0.00      (1.18)      (4.07)     (4.61)       0.00      (0.04)
                                                --------       --------   --------    --------   --------    --------   --------
Capital contribution                                0.00           0.00       0.00        0.00       0.00        0.01       0.01
                                                --------       --------   --------    --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD                  $  52.20       $  47.89   $  40.05    $  35.65   $  40.22    $  63.35   $  51.57
                                                ========       ========   ========    ========   ========    ========   ========
   TOTAL RETURN                                     15.6%+         19.6%      16.1%       (2.5%)    (31.2%)      22.8%^     29.2%*
                                                --------       --------   --------    --------   --------    --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period         $2,452.3       $2,002.4   $1,957.2    $2,055.2   $2,692.3    $4,917.4   $5,863.1
Ratio of total expenses to average net
 assets                                             1.34%**        1.34%      1.34%       1.35%      1.37%       1.36%      1.31%
Less: Ratio of interest expense to
 average net assets                                 0.00%**        0.00%      0.00%      (0.02%)    (0.01%)     (0.03%)     0.00%
                                                --------       --------   --------    --------   --------    --------   --------
Ratio of operating expenses to average
 net assets                                         1.34%**        1.34%      1.34%       1.33%      1.36%       1.33%      1.31%
                                                ========       ========   ========    ========   ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                                (0.92%)**      (0.90%)    (1.14%)     (1.16%)    (1.14%)     (1.09%)    (0.57%)
Portfolio turnover rate                             4.44%+        19.57%     27.95%       6.01%      4.33%       2.51%     15.64%


                                                 YEAR ENDED SEPTEMBER 30,
                                             -------------------------------
                                               1998        1997       1996
                                             --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD         $  47.43    $  35.50   $  29.30
                                             --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     0.05       (0.14)     (0.06)
Net realized and unrealized gains
 (losses) on investments                        (7.52)      12.11       6.29
                                             --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS             (7.47)      11.97       6.23
                                             --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00
Distributions from net realized gains            0.00       (0.04)     (0.03)
                                             --------    --------   --------
   TOTAL DISTRIBUTIONS                           0.00       (0.04)     (0.03)
                                             --------    --------   --------
Capital contribution                             0.00        0.00       0.00
                                             --------    --------   --------
NET ASSET VALUE, END OF PERIOD               $  39.96    $  47.43   $  35.50
                                             ========    ========   ========
   TOTAL RETURN                                 (15.7%)      33.8%      21.3%
                                             --------    --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period      $4,410.5    $3,224.5   $1,166.1
Ratio of total expenses to average net
 assets                                          1.32%       1.35%      1.40%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%      0.00%
                                             --------    --------   --------
Ratio of operating expenses to average
 net assets                                      1.32%       1.35%      1.40%
                                             ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                              0.11%      (0.52%)    (0.29%)
Portfolio turnover rate                         23.43%      13.23%     19.34%

---------------
^ Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
* Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.
**  Annualized
+   Not annualized

BARON FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                               SIX MONTHS                        YEAR ENDED SEPTEMBER 30,
                                                  ENDED        -----------------------------------------------------------
                                             MARCH 31, 2005      2004       2003        2002      2001      2000     1999
                                             --------------    --------   --------    --------   ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD            $  38.92       $  32.65   $  26.96    $  27.18   $32.26    $29.06   $20.32
                                                --------       --------   --------    --------   ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.16)         (0.30)     (0.25)      (0.23)   (0.22)    (0.26)   (0.04)
Net realized and unrealized gains
 (losses) on investments                            6.75           6.57       5.94        1.65    (1.67)     5.34     8.82
                                                --------       --------   --------    --------   ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                 6.59           6.27       5.69        1.42    (1.89)     5.08     8.78
                                                --------       --------   --------    --------   ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                0.00           0.00       0.00        0.00     0.00      0.00    (0.04)
Distributions from net realized gains               0.00           0.00       0.00       (1.64)   (3.19)    (1.88)    0.00
                                                --------       --------   --------    --------   ------    ------   ------
   TOTAL DISTRIBUTIONS                              0.00           0.00       0.00       (1.64)   (3.19)    (1.88)   (0.04)
                                                --------       --------   --------    --------   ------    ------   ------
NET ASSET VALUE, END OF PERIOD                  $  45.51       $  38.92   $  32.65    $  26.96   $27.18    $32.26   $29.06
                                                ========       ========   ========    ========   ======    ======   ======
   TOTAL RETURN                                     16.9%+         19.2%      21.1%        5.0%    (6.1%)    18.6%    43.2%
                                                --------       --------   --------    --------   ------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period         $4,553.4       $3,135.6   $2,185.4    $1,030.3   $512.3    $533.4   $439.4
Ratio of total expenses to average net
 assets                                             1.32%**        1.33%      1.36%       1.35%    1.36%     1.36%    1.40%
Less: Ratio of interest expense to
 average net assets                                 0.00%**        0.00%      0.00%       0.00%    0.00%     0.00%   (0.03%)
                                                --------       --------   --------    --------   ------    ------   ------
Ratio of operating expenses to average
 net assets                                         1.32%**        1.33%      1.36%       1.35%    1.36%     1.36%    1.37%
                                                ========       ========   ========    ========   ======    ======   ======
Ratio of net investment income (loss) to
 average net assets                                (0.80%)**      (0.89%)    (1.11%)     (1.02%)  (0.79%)   (0.78%)  (0.20%)
Portfolio turnover rate                             9.77%+        27.15%     32.63%      18.31%   34.94%    39.00%   53.36%


                                              YEAR ENDED SEPTEMBER 30,
                                             -------------------------
                                              1998      1997     1996
                                             ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD         $24.89    $18.40   $14.77
                                             ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   0.06      0.06     0.11
Net realized and unrealized gains
 (losses) on investments                      (4.56)     6.68     3.66
                                             ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS           (4.50)     6.74     3.77
                                             ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income          (0.02)    (0.09)   (0.04)
Distributions from net realized gains         (0.05)    (0.16)   (0.10)
                                             ------    ------   ------
   TOTAL DISTRIBUTIONS                        (0.07)    (0.25)   (0.14)
                                             ------    ------   ------
NET ASSET VALUE, END OF PERIOD               $20.32    $24.89   $18.40
                                             ======    ======   ======
   TOTAL RETURN                               (18.1%)    37.1%    25.8%
                                             ------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period      $315.6    $390.8   $207.2
Ratio of total expenses to average net
 assets                                        1.43%     1.40%    1.54%
Less: Ratio of interest expense to
 average net assets                           (0.06%)    0.00%    0.00%
                                             ------    ------   ------
Ratio of operating expenses to average
 net assets                                    1.37%     1.40%    1.54%
                                             ======    ======   ======
Ratio of net investment income (loss) to
 average net assets                            0.21%     0.37%    1.20%
Portfolio turnover rate                       40.38%    25.17%   40.27%

---------------
**  Annualized.
+   Not Annualized
The Fund's custodian's offset of custody fees amounted to less than $0.01 per share in 1996.
The expense offset amounts are included in expense data above.

BARON FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                                SIX MONTHS                          YEAR ENDED SEPTEMBER 30,
                                                   ENDED       -------------------------------------------------------------------
                                              MARCH 31, 2005     2004       2003       2002     2001      2000      1999     1998
                                              --------------   --------   --------    ------   ------    ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD             $  19.18      $  17.26   $  13.73    $12.69   $16.05    $13.37    $ 8.61   $10.00
                                                 --------      --------   --------    ------   ------    ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                 (0.08)        (0.15)     (0.11)    (0.14)   (0.11)    (0.16)    (0.10)   (0.02)
Net realized and unrealized gains (losses)
 on investments                                      3.63          2.07       4.02      1.18    (2.87)     2.84      4.86    (1.37)
                                                 --------      --------   --------    ------   ------    ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                  3.55          1.92       3.91      1.04    (2.98)     2.68      4.76    (1.39)
                                                 --------      --------   --------    ------   ------    ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                 0.00          0.00       0.00      0.00     0.00      0.00      0.00     0.00
Distributions from net realized gains               (0.55)         0.00      (0.38)     0.00    (0.38)     0.00      0.00     0.00
                                                 --------      --------   --------    ------   ------    ------    ------   ------
   TOTAL DISTRIBUTIONS                              (0.55)         0.00      (0.38)     0.00    (0.38)     0.00      0.00     0.00
                                                 --------      --------   --------    ------   ------    ------    ------   ------
NET ASSET VALUE, END OF PERIOD                   $  22.18      $  19.18   $  17.26    $13.73   $12.69    $16.05    $13.37   $ 8.61
                                                 ========      ========   ========    ======   ======    ======    ======   ======
   TOTAL RETURN                                      18.7%+        11.1%      29.2%      8.2%   (18.8%)    20.0%     55.3%   (13.9%)
                                                 --------      --------   --------    ------   ------    ------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period          $2,568.5      $1,782.1   $1,210.5    $719.1   $585.9    $879.5    $715.7   $403.7
Ratio of expenses to average net assets              1.34%**       1.33%      1.36%     1.36%    1.35%     1.33%     1.34%    1.39%
Ratio of net investment loss to average
 net assets                                         (0.86%)**     (0.88%)    (0.87%)   (0.97%)  (0.68%)   (0.90%)   (0.99%)  (0.20%)
Portfolio turnover rate                             16.37%+       32.92%     30.29%    55.07%   55.77%    53.18%    42.69%   59.68%

---------------
**  Annualized
+   Not annualized

BARON FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON iOPPORTUNITY FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                    SIX MONTHS                YEAR ENDED SEPTEMBER 30,
                                                                       ENDED       ---------------------------------------------
                                                                  MARCH 31, 2005    2004     2003      2002      2001      2000*
                                                                  --------------   ------   ------    ------    -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 7.58       $ 6.48   $ 3.63    $ 4.09    $  8.76   $10.00
                                                                      ------       ------   ------    ------    -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                           (0.04)       (0.10)   (0.05)    (0.06)     (0.05)    0.03
Net realized and unrealized gains (losses) on investments               0.55         1.18     2.89     (0.40)     (4.59)   (1.28)
                                                                      ------       ------   ------    ------    -------   ------
   TOTAL FROM INVESTMENT OPERATIONS                                     0.51         1.08     2.84     (0.46)     (4.64)   (1.25)
                                                                      ------       ------   ------    ------    -------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                                    0.00         0.00     0.00      0.00      (0.03)    0.00
Distributions from net realized gains                                   0.00         0.00     0.00      0.00       0.00     0.00
                                                                      ------       ------   ------    ------    -------   ------
   TOTAL DISTRIBUTIONS                                                  0.00         0.00     0.00      0.00      (0.03)    0.00
                                                                      ------       ------   ------    ------    -------   ------
Redemption fees added to paid in capital                                0.01         0.02     0.01      0.00#      0.00#    0.01
                                                                      ------       ------   ------    ------    -------   ------
NET ASSET VALUE, END OF PERIOD                                        $ 8.10       $ 7.58   $ 6.48    $ 3.63    $  4.09   $ 8.76
                                                                      ======       ======   ======    ======    =======   ======
   TOTAL RETURN ^                                                       6.9%+        17.0%    78.5%    (11.2%)    (53.1%)  (12.4%)+
                                                                      ------       ------   ------    ------    -------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                               $141.5       $133.9   $109.3    $ 57.5    $  73.7   $188.2
Ratio of total expenses to average net assets                           1.58%**      1.56%    1.67%     1.65%      1.55%    1.53%**
Less: Expense reimbursement by investment adviser                      (0.08%)**    (0.06%)  (0.17%)   (0.15%)    (0.05%)  (0.03%)**
                                                                      ------       ------   ------    ------    -------   ------
Ratio of net expenses to average net assets                             1.50%**      1.50%    1.50%     1.50%      1.50%    1.50%**
                                                                      ======       ======   ======    ======    =======   ======
Ratio of net investment income (loss) to average net assets            (0.97%)**    (1.25%)  (1.18%)   (1.20%)    (0.75%)   0.46%**
Portfolio turnover rate                                                39.01%+      86.35%   89.72%    96.41%    123.30%   31.47%+

---------------
* For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
**  Annualized.
+   Not Annualized
#   Less than $0.01 per share.
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

BARON FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout the period:

                                                           FOR THE PERIOD
                                     SIX MONTHS            APRIL 30, 2004
                                       ENDED        (COMMENCEMENT OF OPERATIONS)
                                   MARCH 31, 2005       TO SEPTEMBER 30, 2004
                                   --------------   ----------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $ 9.89                  $10.00
                                       ------                  ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment loss                     (0.03)                  (0.02)
Net realized and unrealized
 gains (losses) on investments           0.59                   (0.09)
                                       ------                  ------
   TOTAL FROM INVESTMENT
     OPERATIONS                          0.56                   (0.11)
                                       ------                  ------
LESS DISTRIBUTIONS
Dividends from net investment
 income                                  0.00                    0.00
Distributions from net
 realized gains                          0.00                    0.00
                                       ------                  ------
   TOTAL DISTRIBUTIONS                   0.00                    0.00
                                       ------                  ------
NET ASSET VALUE, END OF PERIOD         $10.45                  $ 9.89
                                       ======                  ======
   TOTAL RETURN ^                         5.7%+                  (1.1%)+
                                       ------                  ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end
 of period                             $ 67.6                  $ 49.3
Ratio of total expenses to
 average net assets                      1.66%**                 1.67%**
Less: Expense reimbursement by
 investment adviser                     (0.26%)**               (0.27%)**
                                       ------                  ------
Ratio of net expenses to
 average net assets                      1.40%**                 1.40%**
                                       ======                  ======
Ratio of net investment loss
 to average net assets                  (0.62%)**               (0.79%)**
Portfolio turnover rate                 26.26%+                  7.58%+

---------------
**  Annualized.
+   Not Annualized
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

[Registered Logo]
 B A R O N
 F U N D S(r)













                                                                           MAR05

Item 2. Code of Ethics.

          Not applicable at this time. This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time. This item is applicable to annual reports.

Item 4.  Principal Accountant Fees and Services.

          Not applicable at this time. This item is applicable to annual reports.

Item 5.  Audit Committee of Listed Registrants.

          Not applicable at this time. This item is applicable to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

     a).    Ex-99.COE

          Not applicable at this time. This item is applicable to annual reports.

     b).    Ex-99.CERT

          Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON INVESTMENT FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: June 9, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: June 9, 2005



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: June 9, 2005


A signed original of this written statement has been provided to Baron Investment Funds Trust (formerly known as Baron Asset Fund) and will be retained by Baron Investment Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.